UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-07507

Deutsche Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2014

Semiannual Report

Deutsche Investments VIT Funds
(formerly DWS Investments VIT Funds)

Deutsche Small Cap Index VIP
(formerly DWS Small Cap Index VIP)

Contents
3 Letter to Shareholders
4 Performance Summary
4 Portfolio Summary
5 Portfolio Manager
6 Investment Portfolio
26 Statement of Assets and Liabilities
26 Statement of Operations
27 Statement of Changes in Net Assets
28 Financial Highlights
30 Notes to Financial Statements
35 Information About Your Fund's Expenses
35 Proxy Voting
37 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund's performance to differ from that of the index. The Fund may lend securities to approved institutions. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:

Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 are 0.55% and 0.80% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results (as of June 30, 2014)
Deutsche Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,311	$12,341	$14,976	$24,844	$22,223
	Average annual total return	3.11%	23.41%	14.41%	19.96%	8.31%
Russell 2000 Index	Growth of $10,000	$10,319	$12,364	$15,038	$25,103	$23,034
	Average annual total return	3.19%	23.64%	14.57%	20.21%	8.70%
Deutsche Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,297	$12,309	$14,861	$24,519	$21,676
	Average annual total return	2.97%	23.09%	14.12%	19.65%	8.04%
Russell 2000 Index	Growth of $10,000	$10,319	$12,364	$15,038	$25,103	$23,034
	Average annual total return	3.19%	23.64%	14.57%	20.21%	8.70%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/14	12/31/13

Common Stocks	98%	98%
Cash Equivalents	2%	2%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks and Warrants)	6/30/14	12/31/13

Financials	24%	23%
Information Technology	18%	18%
Industrials	14%	14%
Health Care	13%	13%
Consumer Discretionary	13%	14%
Energy	6%	5%
Materials	5%	5%
Utilities	3%	3%
Consumer Staples	3%	4%
Telecommunication Services	1%	1%
	100%	100%

Ten Largest Equity Holdings (2.3% of Net Assets)
1. InterMune, Inc. Developer of products for the treatment of pulmonary and infectious diseases	0.3%
2. Prosperity Bancshares, Inc. Holding company for Prosperity Bank	0.3%
3. Aspen Technology, Inc. Provider of prepackaged software	0.3%
4. WEX, Inc. Provides payment processing and information management services	0.2%
5. Isis Pharmaceuticals, Inc. Developer of novel human therapeutic compounds	0.2%
6. Tenneco, Inc. Manufacturer of automotive products and packaging design	0.2%
7. PolyOne Corp. Polymer services company	0.2%
8. Investors Bancorp., Inc. Attracts deposits from the general public, originates loans and invests in securities	0.2%
9. Ultimate Software Group, Inc. Designs, markets and supports Web-based and client/servers	0.2%
10. Brunswick Corp. Manufacturer of pleasure and recreational boats and marine engines	0.2%
Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Manager

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

Investment Portfolio June 30, 2014 (Unaudited)

	Shares	Value ($)

Common Stocks 97.4%
Consumer Discretionary 12.8%
Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	13,178	248,932
Cooper Tire & Rubber Co.	12,350	370,500
Cooper-Standard Holding, Inc.*	2,662	176,118
Dana Holding Corp.	30,498	744,761
Dorman Products, Inc.* (a)	5,259	259,374
Drew Industries, Inc.	4,598	229,946
Federal-Mogul Holdings Corp.*	5,608	113,450
Fox Factory Holding Corp.*	2,174	38,241
Fuel Systems Solutions, Inc.*	2,684	29,900
Gentherm, Inc.*	6,862	305,016
Modine Manufacturing Co.*	9,274	145,973
Motorcar Parts of America, Inc.*	2,937	71,516
Remy International, Inc.	2,784	65,006
Shiloh Industries, Inc.*	1,615	29,813
Spartan Motors, Inc.	6,654	30,209
Standard Motor Products, Inc.	3,853	172,114
Stoneridge, Inc.*	5,413	58,027
Strattec Security Corp.	675	43,531
Superior Industries International, Inc.	4,604	94,934
Tenneco, Inc.*	11,846	778,282
Tower International, Inc.*	4,009	147,692
		4,153,335
Automobiles 0.0%
Winnebago Industries, Inc.*	5,300	133,454
Distributors 0.2%
Core-Mark Holding Co., Inc.	4,532	206,795
Pool Corp.	8,776	496,370
VOXX International Corp.*	3,865	36,370
Weyco Group, Inc.	1,254	34,372
		773,907
Diversified Consumer Services 1.0%
2U, Inc.*	1,996	33,553
American Public Education, Inc.*	3,401	116,926
Ascent Capital Group, Inc. "A"*	2,701	178,293
Bridgepoint Education, Inc.*	3,215	42,695
Bright Horizons Family Solutions, Inc.*	5,969	256,309
Capella Education Co. (a)	2,127	115,688
Career Education Corp.*	13,083	61,228
Carriage Services, Inc.	3,165	54,216
Chegg, Inc.*	14,329	100,876
Collectors Universe, Inc.	1,342	26,290
Education Management Corp.*	4,785	8,087
Grand Canyon Education, Inc.*	9,088	417,775
Houghton Mifflin Harcourt Co.*	21,204	406,269
ITT Educational Services, Inc.* (a)	4,548	75,906
JTH Holding, Inc. "A"*	740	24,649
K12, Inc.*	6,689	161,004
LifeLock, Inc.*	15,658	218,586
Matthews International Corp. "A"	5,322	221,236
Regis Corp.	8,494	119,596
Sotheby's (a)	11,855	497,791
Steiner Leisure Ltd.*	2,841	122,987
Strayer Education, Inc.* (a)	2,092	109,851
Universal Technical Institute, Inc.	4,159	50,490
	Shares	Value ($)

Weight Watchers International, Inc.	5,389	108,696
		3,528,997
Hotels, Restaurants & Leisure 2.8%
Belmond Ltd. "A"*	18,783	273,105
Biglari Holdings, Inc.*	280	118,432
BJ's Restaurants, Inc.* (a)	4,607	160,830
Bloomin' Brands, Inc.*	15,014	336,764
Bob Evans Farms, Inc. (a)	4,802	240,340
Boyd Gaming Corp.* (a)	15,086	182,993
Bravo Brio Restaurant Group, Inc.*	3,724	58,132
Buffalo Wild Wings, Inc.*	3,676	609,150
Caesars Acquisition Co. "A"*	8,889	109,957
Caesars Entertainment Corp.* (a)	9,975	180,348
Carrols Restaurant Group, Inc.*	6,850	48,772
Churchill Downs, Inc.	2,607	234,917
Chuy's Holdings, Inc.*	3,230	117,249
ClubCorp Holdings, Inc.	4,259	78,962
Cracker Barrel Old Country Store, Inc. (a)	3,710	369,405
Del Frisco's Restaurant Group, Inc.*	4,595	126,638
Denny's Corp.*	17,175	111,981
Diamond Resorts International, Inc.*	6,879	160,074
DineEquity, Inc.	3,231	256,832
Einstein Noah Restaurant Group, Inc.	2,159	34,674
Empire Resorts, Inc.*	2,935	21,015
Famous Dave's of America, Inc.*	910	26,117
Fiesta Restaurant Group, Inc.*	5,210	241,796
Ignite Restaurant Group, Inc.*	1,441	20,981
International Speedway Corp. "A"	5,406	179,912
Interval Leisure Group, Inc.	7,734	169,684
Intrawest Resorts Holdings, Inc.*	2,613	29,945
Isle of Capri Casinos, Inc.*	4,217	36,098
Jack in the Box, Inc.	7,787	465,974
Jamba, Inc.*	3,239	39,192
Krispy Kreme Doughnuts, Inc.*	12,673	202,515
La Quinta Holdings, Inc.*	8,610	164,795
Life Time Fitness, Inc.* (a)	7,951	387,532
Marcus Corp.	3,482	63,547
Marriott Vacations Worldwide Corp.*	5,508	322,934
Monarch Casino & Resort, Inc.*	1,848	27,979
Morgans Hotel Group Co.*	5,693	45,145
Multimedia Games Holding Co., Inc.*	5,760	170,726
Nathan's Famous, Inc.*	635	34,411
Noodles & Co.* (a)	2,106	72,425
Papa John's International, Inc.	5,954	252,390
Papa Murphy's Holdings, Inc.*	1,137	10,892
Penn National Gaming, Inc.*	15,289	185,608
Pinnacle Entertainment, Inc.*	11,623	292,667
Popeyes Louisiana Kitchen, Inc.*	4,600	201,066
Potbelly Corp.*	2,907	46,396
Red Robin Gourmet Burgers, Inc.*	2,791	198,719
Ruby Tuesday, Inc.*	12,107	91,892
Ruth's Hospitality Group, Inc.	7,128	88,031
Scientific Games Corp. "A"*	9,861	109,654
Sonic Corp.*	10,571	233,408
Speedway Motorsports, Inc.	2,192	40,004
Texas Roadhouse, Inc.	13,556	352,456
	Shares	Value ($)

The Cheesecake Factory, Inc.	9,712	450,831
Vail Resorts, Inc.	7,030	542,575
Zoe's Kitchen, Inc.*	1,135	39,021
		9,667,888
Household Durables 1.0%
Beazer Homes U.S.A., Inc.*	5,266	110,481
Cavco Industries, Inc.*	1,718	146,545
CSS Industries, Inc.	1,805	47,598
Dixie Group, Inc.*	2,912	30,838
Ethan Allen Interiors, Inc.	4,890	120,979
Flexsteel Industries, Inc.	984	32,816
Helen of Troy Ltd.*	5,561	337,163
Hovnanian Enterprises, Inc. "A"* (a)	22,728	117,049
Installed Building Products, Inc.*	1,644	20,139
iRobot Corp.* (a)	5,735	234,848
KB HOME (a)	16,288	304,260
La-Z-Boy, Inc.	10,181	235,894
LGI Homes, Inc.*	2,778	50,698
Libbey, Inc.*	4,120	109,757
Lifetime Brands, Inc.	2,058	32,352
M.D.C. Holdings, Inc. (a)	7,588	229,841
M/I Homes, Inc.*	4,808	116,690
Meritage Homes Corp.*	7,606	321,049
NACCO Industries, Inc. "A"	964	48,778
New Home Co., Inc.*	1,620	22,891
Ryland Group, Inc. (a)	9,121	359,732
Skullcandy, Inc.*	3,924	28,449
Standard Pacific Corp.*	28,121	241,841
TRI Pointe Homes, Inc.* (a)	3,278	51,530
Turtle Beach Corp.*	1,365	12,613
UCP, Inc. "A"*	1,450	19,821
Universal Electronics, Inc.*	3,095	151,284
WCI Communities, Inc.*	2,274	43,911
William Lyon Homes "A"*	3,411	103,831
		3,683,678
Internet & Catalog Retail 0.5%
1-800 FLOWERS.COM, Inc. "A"*	4,730	27,434
Blue Nile, Inc.*	2,311	64,708
Coupons.com, Inc.*	2,348	61,776
FTD Companies, Inc.* (a)	3,699	117,591
Gaiam, Inc. "A"*	2,920	22,425
HSN, Inc.	6,459	382,631
Lands' End, Inc.*	3,207	107,691
NutriSystem, Inc. (a)	5,534	94,687
Orbitz Worldwide, Inc.*	10,044	89,391
Overstock.com, Inc.*	2,227	35,120
PetMed Express, Inc. (a)	4,039	54,446
RetailMeNot, Inc.* (a)	5,993	159,474
Shutterfly, Inc.* (a)	7,497	322,821
Valuevision Media, Inc. "A"*	8,424	42,036
Vitacost.com, Inc.*	4,246	26,580
		1,608,811
Leisure Products 0.5%
Arctic Cat, Inc.	2,507	98,826
Black Diamond, Inc.*	4,355	48,863
Brunswick Corp.	18,029	759,562
Callaway Golf Co. (a)	15,234	126,747
Escalade, Inc.	1,919	30,972
JAKKS Pacific, Inc. (a)	3,799	29,404
Johnson Outdoors, Inc. "A"	976	25,181
LeapFrog Enterprises, Inc.*	12,677	93,176
	Shares	Value ($)

Malibu Boats, Inc. "A"*	1,386	27,858
Marine Products Corp.	2,196	18,227
Nautilus, Inc.*	6,176	68,492
Smith & Wesson Holding Corp.* (a)	10,685	155,360
Sturm, Ruger & Co., Inc. (a)	3,772	222,586
		1,705,254
Media 1.4%
AH Belo Corp. "A"	3,740	44,319
AMC Entertainment Holdings, Inc. "A"	4,053	100,798
Carmike Cinemas, Inc.*	4,476	157,242
Central European Media Enterprises Ltd. "A"* (a)	13,726	38,707
Crown Media Holdings, Inc. "A"*	6,391	23,199
Cumulus Media, Inc. "A"*	26,372	173,792
Daily Journal Corp.*	210	43,405
Dex Media, Inc.*	2,893	32,228
Entercom Communications Corp. "A"*	4,722	50,667
Entravision Communications Corp. "A"	11,433	71,113
Eros International PLC*	3,809	57,783
Global Sources Ltd.* (a)	3,457	28,624
Gray Television, Inc.*	9,640	126,573
Harte-Hanks, Inc.	9,575	68,844
Hemisphere Media Group, Inc.*	1,706	21,427
Journal Communications, Inc. "A"*	8,733	77,462
Lee Enterprises, Inc.*	10,429	46,409
Loral Space & Communications, Inc.*	2,548	185,214
Martha Stewart Living Omnimedia, Inc. "A"*	5,816	27,335
McClatchy Co. "A"*	11,944	66,289
MDC Partners, Inc. "A"	8,261	177,529
Media General, Inc.* (a)	10,580	217,207
Meredith Corp.	6,986	337,843
National CineMedia, Inc.	11,912	208,579
New Media Investment Group, Inc.*	5,838	82,374
New York Times Co. "A" (a)	26,912	409,332
Nexstar Broadcasting Group, Inc. "A" (a)	5,957	307,441
Radio One, Inc. "D"*	4,497	22,170
ReachLocal, Inc.*	2,573	18,088
Reading International, Inc. "A"*	3,264	27,842
Rentrak Corp.*	1,932	101,333
Saga Communications, Inc. "A"	704	30,075
Salem Communications Corp. "A"	2,207	20,878
Scholastic Corp. (a)	5,144	175,359
SFX Entertainment, Inc.* (a)	8,596	69,628
Sinclair Broadcast Group, Inc. "A" (a)	13,359	464,225
Sizmek, Inc.*	4,285	40,836
The E.W. Scripps Co. "A"*	6,147	130,071
Time, Inc.*	21,446	519,422
World Wrestling Entertainment, Inc. "A" (a)	5,737	68,443
		4,870,105
Multiline Retail 0.1%
Burlington Stores, Inc.*	5,575	177,619
Fred's, Inc. "A"	7,168	109,599
The Bon-Ton Stores, Inc. (a)	2,928	30,188
Tuesday Morning Corp.* (a)	8,418	150,009
		467,415
	Shares	Value ($)

Specialty Retail 3.1%
Aeropostale, Inc.* (a)	15,624	54,528
America's Car-Mart, Inc.* (a)	1,488	58,850
American Eagle Outfitters, Inc.	37,825	424,397
ANN, Inc.*	9,110	374,785
Asbury Automotive Group, Inc.*	5,964	409,965
Barnes & Noble, Inc.* (a)	8,040	183,232
bebe stores, inc.	5,654	17,245
Big 5 Sporting Goods Corp.	3,590	44,049
Brown Shoe Co., Inc.	8,495	243,042
Build-A-Bear Workshop, Inc.*	2,399	32,051
Cato Corp. "A"	5,333	164,790
Christopher & Banks Corp.*	7,228	63,317
Citi Trends, Inc.*	3,032	65,067
Conn's, Inc.* (a)	5,388	266,113
Destination Maternity Corp.	2,727	62,094
Destination XL Group, Inc.*	6,816	37,556
Express, Inc.*	16,393	279,173
Five Below, Inc.* (a)	10,557	421,330
Francesca's Holdings Corp.*	8,214	121,074
Genesco, Inc.*	4,665	383,136
Group 1 Automotive, Inc. (a)	4,710	397,100
Guess?, Inc.	11,956	322,812
Haverty Furniture Companies, Inc.	3,899	97,982
hhgregg, Inc.*	2,255	22,933
Hibbett Sports, Inc.* (a)	5,038	272,908
Kirkland's, Inc.*	2,889	53,591
Lithia Motors, Inc. "A"	4,436	417,295
Lumber Liquidators Holdings, Inc.*	5,337	405,345
MarineMax, Inc.*	4,838	80,988
Mattress Firm Holding Corp.* (a)	2,916	139,239
Monro Muffler Brake, Inc. (a)	6,130	326,055
New York & Co., Inc.*	5,547	20,468
Office Depot, Inc.*	104,029	591,925
Outerwall, Inc.* (a)	3,966	235,382
Pacific Sunwear of California, Inc.*	9,186	21,863
Pier 1 Imports, Inc.	18,393	283,436
Rent-A-Center, Inc.	10,271	294,572
Restoration Hardware Holdings, Inc.*	6,065	564,348
Sears Hometown & Outlet Stores, Inc.*	2,258	48,479
Select Comfort Corp.*	10,558	218,128
Shoe Carnival, Inc.	2,907	60,030
Sonic Automotive, Inc. "A"	7,731	206,263
Sportsman's Warehouse Holdings, Inc.*	1,896	15,168
Stage Stores, Inc. (a)	6,167	115,261
Stein Mart, Inc.	5,458	75,812
Systemax, Inc.*	2,113	30,364
The Buckle, Inc. (a)	5,485	243,315
The Children's Place, Inc.	4,290	212,913
The Container Store Group, Inc.* (a)	3,348	93,007
The Finish Line, Inc. "A"	9,388	279,199
The Men's Wearhouse, Inc.	9,330	520,614
The Pep Boys — Manny, Moe & Jack*	10,452	119,780
Tile Shop Holdings, Inc.* (a)	5,457	83,438
Tilly's, Inc. "A"*	1,996	16,048
Vitamin Shoppe, Inc.*	5,958	256,313
West Marine, Inc.*	3,525	36,167
Winmark Corp.	458	31,891
	Shares	Value ($)

Zumiez, Inc.*	4,036	111,353
		11,027,579
Textiles, Apparel & Luxury Goods 1.0%
Columbia Sportswear Co.	2,671	220,758
Crocs, Inc.*	17,033	256,006
Culp, Inc.	1,776	30,920
G-III Apparel Group Ltd.*	3,477	283,932
Iconix Brand Group, Inc.* (a)	8,910	382,595
Movado Group, Inc.	3,580	149,179
Oxford Industries, Inc.	2,829	188,609
Perry Ellis International, Inc.*	2,380	41,507
Quiksilver, Inc.*	26,193	93,771
R.G. Barry Corp.	1,841	34,887
Sequential Brands Group, Inc.*	3,282	45,324
Skechers U.S.A., Inc. "A"*	7,606	347,594
Steven Madden Ltd.*	11,337	388,859
Tumi Holdings, Inc.*	9,851	198,301
Unifi, Inc.*	2,852	78,516
Vera Bradley, Inc.* (a)	4,219	92,270
Vince Holding Corp.*	2,174	79,612
Wolverine World Wide, Inc. (a)	19,732	514,216
		3,426,856
Consumer Staples 3.1%
Beverages 0.1%
Boston Beer Co., Inc. "A"* (a)	1,622	362,549
Coca-Cola Bottling Co. Consolidated	901	66,377
Craft Brewers Alliance, Inc.*	2,005	22,175
National Beverage Corp.*	2,179	41,227
		492,328
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	7,488	526,331
Fairway Group Holdings Corp.* (a)	3,607	23,987
Ingles Markets, Inc. "A"	2,576	67,878
Liberator Medical Holdings, Inc.	6,126	22,972
Natural Grocers by Vitamin Cottage, Inc.*	1,765	37,789
Pantry, Inc.*	4,503	72,949
PriceSmart, Inc. (a)	3,642	317,000
Roundy's, Inc.	7,642	42,107
SpartanNash Co.	7,340	154,213
SUPERVALU, Inc.* (a)	39,448	324,263
Susser Holdings Corp.*	3,593	290,027
The Andersons, Inc.	5,486	282,968
The Chefs' Warehouse, Inc.*	3,498	69,155
The Fresh Market, Inc.*	8,330	278,805
United Natural Foods, Inc.*	9,656	628,606
Village Super Market, Inc. "A"	1,263	29,845
Weis Markets, Inc.	2,143	97,999
		3,266,894
Food Products 1.5%
Alico, Inc.	546	20,469
Annie's, Inc.* (a)	3,308	111,876
B&G Foods, Inc.	10,427	340,859
Boulder Brands, Inc.*	11,812	167,494
Cal-Maine Foods, Inc.	3,018	224,298
Calavo Growers, Inc.	2,619	88,601
Chiquita Brands International, Inc.*	9,235	100,200
Darling Ingredients, Inc.*	32,019	669,197
Dean Foods Co.	18,188	319,927
Diamond Foods, Inc.* (a)	4,237	119,483
	Shares	Value ($)

Farmer Brothers Co.*	1,454	31,421
Fresh Del Monte Produce, Inc.	7,026	215,347
Inventure Foods, Inc.*	3,095	34,881
J & J Snack Foods Corp.	2,898	272,760
John B. Sanfilippo & Son, Inc.	1,564	41,399
Lancaster Colony Corp.	3,599	342,481
Lifeway Foods, Inc.	911	12,736
Limoneira Co.	2,179	47,873
Omega Protein Corp.*	4,100	56,088
Post Holdings, Inc.*	8,551	435,331
Sanderson Farms, Inc. (a)	4,488	436,233
Seaboard Corp.*	55	166,115
Seneca Foods Corp. "A"*	1,603	49,052
Snyder's-Lance, Inc.	9,265	245,152
Tootsie Roll Industries, Inc. (a)	3,660	107,750
TreeHouse Foods, Inc.*	7,154	572,821
		5,229,844
Household Products 0.2%
Central Garden & Pet Co. "A"*	8,550	78,660
Harbinger Group, Inc.*	16,174	205,409
Oil-Dri Corp. of America	986	30,142
Orchids Paper Products Co.	1,570	50,303
WD-40 Co.	2,913	219,116
		583,630
Personal Products 0.2%
Elizabeth Arden, Inc.*	4,987	106,821
Female Health Co.	3,988	21,974
IGI Laboratories, Inc.*	5,594	29,704
Inter Parfums, Inc.	3,259	96,303
Medifast, Inc.*	2,558	77,789
Nature's Sunshine Products, Inc.	2,076	35,230
Nutraceutical International Corp.*	1,749	41,731
Revlon, Inc. "A"*	2,204	67,222
Synutra International, Inc.*	3,372	22,626
USANA Health Sciences, Inc.* (a)	1,254	97,988
		597,388
Tobacco 0.2%
22nd Century Group, Inc.*	8,002	24,566
Alliance One International, Inc.*	16,591	41,478
Universal Corp. (a)	4,520	250,182
Vector Group Ltd. (a)	12,802	264,745
		580,971
Energy 6.2%
Energy Equipment & Services 2.0%
Basic Energy Services, Inc.*	6,187	180,784
Bristow Group, Inc.	6,925	558,294
C&J Energy Services, Inc.* (a)	8,993	303,784
CARBO Ceramics, Inc. (a)	3,841	591,975
CHC Group Ltd.*	6,414	54,134
Dawson Geophysical Co.	1,561	44,723
Era Group, Inc.*	4,006	114,892
Exterran Holdings, Inc.	11,397	512,751
Forum Energy Technologies, Inc.*	11,597	422,479
Geospace Technologies Corp.* (a)	2,557	140,840
Glori Energy, Inc.*	2,376	25,803
Gulf Island Fabrication, Inc.	2,826	60,816
GulfMark Offshore, Inc. "A"	5,228	236,201
Helix Energy Solutions Group, Inc.*	20,540	540,407
Hercules Offshore, Inc.*	31,266	125,689
Hornbeck Offshore Services, Inc.*	7,035	330,082
ION Geophysical Corp.*	25,155	106,154
	Shares	Value ($)

Key Energy Services, Inc.*	25,563	233,646
Matrix Service Co.*	5,125	168,049
McDermott International, Inc.*	46,220	373,920
Mitcham Industries, Inc.*	2,486	34,754
Natural Gas Services Group*	2,437	80,567
Newpark Resources, Inc.*	16,522	205,864
North Atlantic Drilling Ltd. (a)	13,885	147,459
Nuverra Environmental Solutions, Inc.* (a)	2,897	58,259
Parker Drilling Co.*	23,703	154,544
PHI, Inc. (Non Voting)*	2,430	108,305
Pioneer Energy Services Corp.*	12,121	212,602
Profire Energy, Inc.*	2,599	11,721
RigNet, Inc.*	2,349	126,423
SEACOR Holdings, Inc.*	4,008	329,658
Tesco Corp.	6,754	144,130
TETRA Technologies, Inc.*	15,366	181,011
Vantage Drilling Co.* (a)	39,316	75,487
Willbros Group, Inc.*	7,664	94,650
		7,090,857
Oil, Gas & Consumable Fuels 4.2%
Abraxas Petroleum Corp.*	16,011	100,229
Adams Resources & Energy, Inc.	426	33,283
Alon U.S.A. Energy, Inc.	5,096	63,394
Alpha Natural Resources, Inc.* (a)	43,067	159,779
American Eagle Energy Corp.*	5,921	35,467
Amyris, Inc.* (a)	5,442	20,299
Apco Oil & Gas International, Inc.*	1,709	24,661
Approach Resources, Inc.* (a)	7,660	174,112
Arch Coal, Inc. (a)	41,302	150,752
Ardmore Shipping Corp.	3,514	48,599
Bill Barrett Corp.* (a)	9,669	258,936
Bonanza Creek Energy, Inc.*	6,381	364,929
BPZ Resources, Inc.*	23,079	71,083
Callon Petroleum Co.*	7,808	90,963
Carrizo Oil & Gas, Inc.*	8,849	612,882
Clayton Williams Energy, Inc.*	1,146	157,426
Clean Energy Fuels Corp.* (a)	13,682	160,353
Cloud Peak Energy, Inc.*	11,855	218,369
Comstock Resources, Inc.	9,307	268,414
Contango Oil & Gas Co.*	3,387	143,304
Delek U.S. Holdings, Inc.	11,547	325,972
DHT Holdings, Inc.	13,505	97,236
Diamondback Energy, Inc.*	7,407	657,742
Dorian LPG Ltd.*	1,423	32,715
Emerald Oil, Inc.* (a)	11,165	85,412
Energy XXI (Bermuda) Ltd. (a)	18,302	432,476
Equal Energy Ltd.	7,121	38,596
Evolution Petroleum Corp.	3,820	41,829
EXCO Resources, Inc. (a)	29,546	174,026
Forest Oil Corp.*	23,297	53,117
Frontline Ltd.* (a)	12,915	37,712
FX Energy, Inc.*	10,814	39,039
GasLog Ltd.	8,191	261,211
Gastar Exploration, Inc.*	10,835	94,373
Goodrich Petroleum Corp.* (a)	6,770	186,852
Green Plains, Inc.	7,277	239,195
Halcon Resources Corp.* (a)	50,729	369,814
Hallador Energy Co.	2,017	19,141
Harvest Natural Resources, Inc.*	8,189	40,863
Isramco, Inc.*	166	21,102
Jones Energy, Inc. "A"*	2,134	43,747
Kodiak Oil & Gas Corp.*	51,848	754,388
	Shares	Value ($)

Magnum Hunter Resources Corp.* (a)	38,668	317,078
Matador Resources Co.*	14,261	417,562
Midstates Petroleum Co., Inc.* (a)	7,236	52,316
Miller Energy Resources, Inc.* (a)	5,715	36,576
Navios Maritime Acquisition Corp.	16,007	59,386
Nordic American Tankers Ltd. (a)	17,353	165,374
Northern Oil & Gas, Inc.* (a)	11,876	193,460
Pacific Ethanol, Inc.*	3,944	60,304
Panhandle Oil & Gas, Inc. "A"	1,360	76,201
Parsley Energy, Inc. "A"*	9,729	234,177
PDC Energy, Inc.*	6,964	439,777
Penn Virginia Corp.*	12,762	216,316
PetroQuest Energy, Inc.*	11,296	84,946
Quicksilver Resources, Inc.* (a)	24,365	65,055
Renewable Energy Group, Inc.*	6,720	77,078
Resolute Energy Corp.* (a)	15,163	131,008
REX American Resources Corp.*	1,221	89,512
Rex Energy Corp.*	9,356	165,695
Ring Energy, Inc.*	3,624	63,239
Rosetta Resources, Inc.*	11,952	655,567
RSP Permian, Inc.*	4,262	138,259
Sanchez Energy Corp.*	8,879	333,762
Scorpio Tankers, Inc.	38,855	395,155
SemGroup Corp. "A"	8,290	653,666
Ship Finance International Ltd. (a)	11,500	213,785
Solazyme, Inc.* (a)	14,783	174,144
Stone Energy Corp.*	10,926	511,228
Swift Energy Co.* (a)	8,470	109,941
Synergy Resources Corp.*	12,950	171,587
Teekay Tankers Ltd. "A" (a)	11,803	50,635
TransAtlantic Petroleum Ltd.*	4,402	50,139
Triangle Petroleum Corp.*	14,716	172,913
VAALCO Energy, Inc.*	9,697	70,109
Vertex Energy, Inc.*	2,295	22,284
W&T Offshore, Inc. (a)	6,839	111,954
Warren Resources, Inc.*	14,321	88,790
Western Refining, Inc.	10,350	388,642
Westmoreland Coal Co.*	2,594	94,110
		14,555,522
Financials 22.3%
Banks 7.2%
1st Source Corp.	2,889	88,461
1st United Bancorp., Inc.	5,887	50,746
American National Bankshares, Inc.	1,484	32,247
Ameris Bancorp.*	4,894	105,515
Ames National Corp.	1,604	37,117
Arrow Financial Corp.	2,026	52,554
Banc of California, Inc.	5,790	63,111
BancFirst Corp.	1,407	87,093
Banco Latinoamericano de Comercio Exterior SA "E"	5,805	172,234
BancorpSouth, Inc.	18,677	458,894
Bank of Kentucky Financial Corp.	1,241	43,174
Bank of Marin Bancorp.	1,118	50,970
Bank of the Ozarks, Inc.	15,496	518,341
Banner Corp.	3,773	149,524
BBCN Bancorp., Inc.	15,467	246,699
BNC Bancorp.	3,881	66,249
Boston Private Financial Holdings, Inc.	15,566	209,207
Bridge Bancorp., Inc.	2,266	54,361
Bridge Capital Holdings*	1,958	47,403
	Shares	Value ($)

Bryn Mawr Bank Corp.	2,662	77,517
Camden National Corp.	1,444	55,969
Capital Bank Financial Corp. "A"*	4,762	112,431
Capital City Bank Group, Inc.	2,067	30,034
Cardinal Financial Corp.	6,222	114,858
Cascade Bancorp.*	6,326	32,958
Cathay General Bancorp.	15,490	395,924
Centerstate Banks, Inc.	6,914	77,437
Central Pacific Financial Corp.	3,329	66,081
Century Bancorp., Inc. "A"	692	24,455
Chemical Financial Corp.	5,811	163,173
Citizens & Northern Corp.	2,417	47,107
City Holding Co. (a)	3,054	137,797
CNB Financial Corp.	2,807	47,158
CoBiz Financial, Inc.	7,083	76,284
Columbia Banking System, Inc.	10,231	269,178
Community Bank System, Inc.	7,917	286,595
Community Trust Bancorp., Inc.	3,038	103,960
CommunityOne Bancorp.*	2,174	21,088
ConnectOne Bancorp., Inc.*	2,247	43,210
ConnectOne Bancorp., Inc.*	814	40,611
CU Bancorp.*	1,877	35,794
Customers Bancorp., Inc.*	4,971	99,470
CVB Financial Corp.	20,603	330,266
Eagle Bancorp., Inc.*	4,427	149,411
Enterprise Bancorp., Inc.	1,414	29,171
Enterprise Financial Services Corp.	3,837	69,296
Fidelity Southern Corp.	3,225	41,893
Financial Institutions, Inc.	2,751	64,428
First BanCorp.*	20,280	110,323
First BanCorp. — North Carolina	3,893	71,437
First Bancorp., Inc.	1,889	32,982
First Busey Corp.	14,096	81,898
First Business Financial Services, Inc.	766	36,025
First Citizens BancShares, Inc. "A"	1,472	360,640
First Commonwealth Financial Corp.	18,300	168,726
First Community Bancshares, Inc.	3,188	45,684
First Connecticut Bancorp, Inc.	3,142	50,429
First Financial Bancorp.	11,231	193,286
First Financial Bankshares, Inc. (a)	12,460	390,870
First Financial Corp. — Indiana	2,200	70,818
First Interstate BancSystem, Inc.	3,487	94,777
First Merchants Corp.	6,966	147,261
First Midwest Bancorp., Inc.	14,642	249,353
First NBC Bank Holding Co.*	2,904	97,313
First of Long Island Corp.	1,537	60,066
FirstMerit Corp.	32,168	635,318
Flushing Financial Corp.	5,888	120,998
FNB Corp.	32,373	415,022
German American Bancorp., Inc.	2,621	70,977
Glacier Bancorp., Inc.	14,530	412,361
Great Southern Bancorp., Inc.	2,027	64,965
Guaranty Bancorp.	2,848	39,587
Hampton Roads Bankshares, Inc.*	6,596	11,411
Hancock Holding Co.	16,004	565,261
Hanmi Financial Corp.	6,196	130,612
Heartland Financial U.S.A., Inc.	3,061	75,699
Heritage Commerce Corp.	4,110	33,579
Heritage Financial Corp.	5,789	93,145
Heritage Oaks Bancorp.*	4,274	32,611
Home Bancshares, Inc.	10,533	345,693
HomeTrust Bancshares, Inc.*	4,052	63,900
	Shares	Value ($)

Horizon Bancorp.	1,792	39,137
Hudson Valley Holding Corp.	2,865	51,713
IBERIABANK Corp.	6,112	422,889
Independent Bank Corp.	4,455	57,336
Independent Bank Corp. (a)	4,646	178,314
Independent Bank Group, Inc.	1,778	98,981
International Bancshares Corp.	10,539	284,553
Investors Bancorp., Inc.	69,685	770,019
Lakeland Bancorp., Inc.	7,366	79,550
Lakeland Financial Corp.	3,253	124,135
Macatawa Bank Corp.	5,271	26,724
MainSource Financial Group, Inc.	3,972	68,517
MB Financial, Inc.	10,727	290,165
Mercantile Bank Corp.	3,275	74,932
Merchants Bancshares, Inc.	1,042	33,323
Metro Bancorp., Inc.*	2,807	64,898
MidSouth Bancorp., Inc.	1,695	33,714
MidWestOne Financial Group, Inc.	1,393	33,418
National Bank Holdings Corp. "A"	7,995	159,420
National Bankshares, Inc.	1,314	40,589
National Penn Bancshares, Inc.	22,829	241,531
NBT Bancorp., Inc.	8,496	204,074
NewBridge Bancorp.*	6,539	52,704
Northrim BanCorp., Inc.	1,327	33,931
OFG Bancorp. (a)	8,757	161,216
Old Line Bancshares, Inc.	1,627	25,642
Old National Bancorp.	20,568	293,711
OmniAmerican Bancorp., Inc.	2,226	55,650
Opus Bank*	996	28,944
Pacific Continental Corp.	3,501	48,069
Pacific Premier Bancorp., Inc.*	3,261	45,948
Palmetto Bancshares, Inc.*	879	12,649
Park National Corp. (a)	2,489	192,151
Park Sterling Corp.	8,760	57,728
Peapack-Gladstone Financial Corp.	2,417	51,265
Penns Woods Bancorp., Inc.	946	44,557
Peoples Bancorp., Inc.	2,155	57,000
Peoples Financial Services Corp.	1,468	75,441
Pinnacle Financial Partners, Inc.	6,902	272,491
Preferred Bank*	2,280	53,899
PrivateBancorp., Inc.	13,934	404,922
Prosperity Bancshares, Inc.	13,563	849,044
Renasant Corp.	6,120	177,908
Republic Bancorp., Inc. "A"	1,969	46,705
Republic First Bancorp., Inc.*	6,018	30,331
S&T Bancorp., Inc.	5,779	143,608
Sandy Spring Bancorp., Inc.	4,878	121,511
Seacoast Banking Corp. of Florida*	3,807	41,382
ServisFirst Bancshares, Inc.*	122	10,544
Sierra Bancorp.	2,278	35,992
Simmons First National Corp. "A"	3,173	124,985
South State Corp.	4,693	286,273
Southside Bancshares, Inc. (a)	3,629	105,096
Southwest Bancorp., Inc.	3,907	66,653
Square 1 Financial, Inc. "A"*	1,162	22,090
State Bank Financial Corp.	6,340	107,209
Sterling Bancorp.	16,250	195,000
Stock Yards Bancorp., Inc.	2,854	85,335
Stonegate Bank	1,936	48,787
Suffolk Bancorp.*	2,233	49,818
Sun Bancorp., Inc.*	8,548	34,278
Susquehanna Bancshares, Inc.	36,506	385,503
Talmer Bancorp., Inc. "A"*	3,481	48,003
	Shares	Value ($)

Taylor Capital Group, Inc.*	3,411	72,927
Texas Capital Bancshares, Inc.*	8,377	451,939
The Bancorp., Inc.*	6,462	76,962
Tompkins Financial Corp.	2,869	138,228
TowneBank	5,738	90,144
TriCo Bancshares	3,113	72,035
Tristate Capital Holdings, Inc.*	4,293	60,660
Trustmark Corp.	13,118	323,883
UMB Financial Corp.	7,340	465,283
Umpqua Holdings Corp.	32,410	580,787
Union Bankshares Corp.	8,997	230,773
United Bankshares, Inc.	13,435	434,354
United Community Banks, Inc.	9,726	159,215
Univest Corp. of Pennsylvania	3,105	64,274
Valley National Bancorp.	39,008	386,569
VantageSouth Bancshares, Inc.*	4,113	24,472
ViewPoint Financial Group	7,771	209,118
Washington Trust Bancorp., Inc.	2,856	105,015
Webster Financial Corp.	17,570	554,158
WesBanco, Inc.	5,083	157,776
West Bancorp.	3,109	47,350
Westamerica Bancorp. (a)	5,117	267,517
Western Alliance Bancorp.*	14,618	347,908
Wilshire Bancorp., Inc.	13,675	140,442
Wintrust Financial Corp.	9,051	416,346
Yadkin Financial Corp.*	2,670	50,303
		25,240,824
Capital Markets 1.5%
Arlington Asset Investment Corp. "A"	3,676	100,465
BGC Partners, Inc. "A"	33,920	252,365
Calamos Asset Management, Inc. "A"	3,223	43,156
CIFC Corp.	1,053	9,488
Cohen & Steers, Inc. (a)	3,787	164,280
CorEnergy Infrastructure Trust, Inc. (REIT)	6,166	45,690
Cowen Group, Inc. "A"*	22,464	94,798
Diamond Hill Investment Group	544	69,480
Evercore Partners, Inc. "A"	6,438	371,086
FBR & Co.*	1,825	49,512
Financial Engines, Inc. (a)	10,010	453,253
FXCM, Inc. "A" (a)	8,868	132,665
GAMCO Investors, Inc. "A"	1,249	103,729
GFI Group, Inc.	14,923	49,544
Greenhill & Co., Inc.	5,503	271,023
HFF, Inc. "A"	6,385	237,458
ICG Group, Inc.*	8,011	167,270
INTL. FCStone, Inc.*	3,011	59,979
Investment Technology Group, Inc.*	7,009	118,312
Janus Capital Group, Inc. (a)	29,099	363,155
KCG Holdings, Inc. "A"*	10,277	122,091
Ladenburg Thalmann Financial Services, Inc.*	19,442	61,242
Manning & Napier, Inc.	2,652	45,774
Marcus & Millichap, Inc.*	1,558	39,745
Moelis & Co.*	1,436	48,264
Oppenheimer Holdings, Inc. "A"	1,938	46,493
Piper Jaffray Companies, Inc.*	3,168	164,007
Pzena Investment Management, Inc. "A"	2,098	23,414
RCS Capital Corp. "A"	805	17,090
Safeguard Scientifics, Inc.*	3,991	82,973
	Shares	Value ($)

Silvercrest Asset Management Group, Inc. "A"	1,029	17,709
Stifel Financial Corp.* (a)	12,762	604,281
SWS Group, Inc.*	5,696	41,467
Virtus Investment Partners, Inc.*	1,376	291,368
Walter Investment Management Corp.* (a)	7,325	218,138
Westwood Holdings Group, Inc.	1,427	85,677
WisdomTree Investments, Inc.* (a)	20,945	258,880
		5,325,321
Consumer Finance 0.7%
Cash America International, Inc. (a)	5,473	243,165
Consumer Portfolio Services, Inc.*	4,093	31,189
Credit Acceptance Corp.*	1,371	168,770
Encore Capital Group, Inc.* (a)	4,981	226,237
EZCORP, Inc. "A"*	9,887	114,195
First Cash Financial Services, Inc.*	5,633	324,405
Green Dot Corp. "A"* (a)	6,058	114,981
JGWPT Holdings, Inc. "A"*	2,289	25,774
Nelnet, Inc. "A"	4,051	167,833
Nicholas Financial, Inc.	1,931	27,729
Portfolio Recovery Associates, Inc.* (a)	9,740	579,822
Regional Management Corp.*	2,079	32,162
Springleaf Holdings, Inc.*	4,816	124,975
World Acceptance Corp.* (a)	1,632	123,967
		2,305,204
Diversified Financial Services 0.3%
Gain Capital Holdings, Inc.	4,506	35,462
MarketAxess Holdings, Inc.	7,341	396,854
Marlin Business Services Corp.	1,665	30,286
NewStar Financial, Inc.*	5,160	72,550
PHH Corp.* (a)	11,167	256,618
PICO Holdings, Inc.*	4,409	104,758
Resource America, Inc. "A"	2,632	24,609
Tiptree Financial, Inc. "A", (REIT)	1,524	13,259
		934,396
Insurance 2.4%
Ambac Financial Group, Inc.*	8,757	239,154
American Equity Investment Life Holding Co. (a)	14,462	355,765
AMERISAFE, Inc.	3,635	147,835
AmTrust Financial Services, Inc. (a)	5,845	244,379
Argo Group International Holdings Ltd.	5,092	260,252
Atlas Financial Holdings, Inc.*	2,240	33,958
Baldwin & Lyons, Inc. "B"	1,830	47,470
Citizens, Inc.* (a)	8,561	63,351
CNO Financial Group, Inc.	42,390	754,542
Crawford & Co. "B"	5,510	55,541
Donegal Group, Inc. "A"	1,585	24,251
eHealth, Inc.*	3,664	139,122
EMC Insurance Group, Inc.	982	30,226
Employers Holdings, Inc.	6,076	128,690
Enstar Group Ltd.*	1,660	250,212
FBL Financial Group, Inc. "A"	1,882	86,572
Federated National Holding Co.	2,202	56,151
Fidelity & Guaranty Life	2,188	52,381
First American Financial Corp.	20,784	577,587
Global Indemnity PLC*	1,617	42,026
Greenlight Capital Re Ltd. "A"*	5,512	181,565
Hallmark Financial Services, Inc.*	2,633	28,305
HCI Group, Inc.	1,755	71,253
	Shares	Value ($)

Heritage Insurance Holdings, Inc.*	1,342	20,412
Hilltop Holdings, Inc.*	13,185	280,313
Horace Mann Educators Corp.	7,926	247,846
Independence Holding Co.	1,493	21,096
Infinity Property & Casualty Corp.	2,241	150,662
Kansas City Life Insurance Co.	739	33,610
Kemper Corp.	9,042	333,288
Maiden Holdings Ltd.	9,661	116,801
Meadowbrook Insurance Group, Inc.	9,793	70,412
Montpelier Re Holdings Ltd.	7,623	243,555
National General Holdings Corp.	6,905	120,147
National Interstate Corp.	1,337	37,463
National Western Life Insurance Co. "A"	440	109,740
Navigators Group, Inc.*	2,018	135,307
OneBeacon Insurance Group Ltd. "A"	4,405	68,454
Phoenix Companies, Inc.*	1,140	55,165
Platinum Underwriters Holdings Ltd.	5,240	339,814
Primerica, Inc.	10,630	508,646
RLI Corp. (a)	8,372	383,270
Safety Insurance Group, Inc.	2,514	129,169
Selective Insurance Group, Inc.	10,943	270,511
State Auto Financial Corp.	2,920	68,416
Stewart Information Services Corp. (a)	4,182	129,684
Symetra Financial Corp.	14,664	333,459
Third Point Reinsurance Ltd.*	11,051	168,638
United Fire Group, Inc.	4,015	117,720
United Insurance Holdings Corp.	3,237	55,871
Universal Insurance Holdings, Inc.	6,064	78,650
		8,498,707
Real Estate Investment Trusts 8.0%
Acadia Realty Trust (REIT)	11,162	313,541
AG Mortgage Investment Trust, Inc. (REIT)	5,534	104,759
Agree Realty Corp. (REIT)	2,932	88,634
Alexander's, Inc. (REIT)	409	151,113
Altisource Residential Corp. (REIT)	11,111	289,219
American Assets Trust, Inc. (REIT)	6,974	240,952
American Capital Mortgage Investment Corp. (REIT)	9,945	199,099
American Realty Capital Healthcare Trust, Inc. (REIT)	32,936	358,673
American Residential Properties, Inc. (REIT)*	6,259	117,356
AmREIT, Inc. (REIT)	3,855	70,547
Anworth Mortgage Asset Corp. (REIT)	25,152	129,784
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,974	147,981
Apollo Residential Mortgage, Inc. (REIT)	6,203	103,714
Ares Commercial Real Estate Corp. (REIT)	5,563	69,037
Armada Hoffler Properties, Inc. (REIT)	3,782	36,610
ARMOUR Residential REIT, Inc. (REIT)	69,441	300,680
Ashford Hospitality Prime, Inc. (REIT)	4,941	84,788
Ashford Hospitality Trust (REIT)	13,630	157,290
Associated Estates Realty Corp. (REIT)	11,200	201,824
	Shares	Value ($)

Aviv REIT, Inc. (REIT)	3,826	107,778
Campus Crest Communities, Inc. (REIT) (a)	12,460	107,904
Capstead Mortgage Corp. (REIT) (a)	18,608	244,695
CareTrust REIT, Inc. (REIT)*	3,857	76,369
CatchMark Timber Trust, Inc. "A", (REIT)	2,437	33,314
Cedar Realty Trust, Inc. (REIT)	15,419	96,369
Chambers Street Properties (REIT) (a)	46,114	370,757
Chatham Lodging Trust (REIT)	5,184	113,530
Chesapeake Lodging Trust (REIT)	9,726	294,017
Colony Financial, Inc. (REIT)	17,964	417,124
Coresite Realty Corp. (REIT)	4,086	135,124
Cousins Properties, Inc. (REIT)	38,598	480,545
CubeSmart (REIT)	28,124	515,232
CyrusOne, Inc. (REIT)	3,755	93,500
CYS Investments, Inc. (REIT)	31,519	284,301
DCT Industrial Trust, Inc. (REIT)	64,025	525,645
DiamondRock Hospitality Co. (REIT)	38,061	487,942
DuPont Fabros Technology, Inc. (REIT)	12,376	333,657
Dynex Capital, Inc. (REIT)	10,607	93,872
EastGroup Properties, Inc. (REIT)	6,090	391,161
Education Realty Trust, Inc. (REIT)	22,385	240,415
Empire State Realty Trust, Inc. "A", (REIT) (a)	17,833	294,244
EPR Properties (REIT)	10,393	580,657
Equity One, Inc. (REIT)	11,944	281,759
Excel Trust, Inc. (REIT)	9,429	125,689
FelCor Lodging Trust, Inc. (REIT)	24,164	253,964
First Industrial Realty Trust, Inc. (REIT)	21,481	404,702
First Potomac Realty Trust (REIT)	11,433	150,001
Franklin Street Properties Corp. (REIT)	17,488	219,999
Getty Realty Corp. (REIT)	4,912	93,721
Gladstone Commercial Corp. (REIT)	3,086	55,147
Glimcher Realty Trust (REIT)	28,235	305,785
Government Properties Income Trust (REIT)	10,640	270,150
Gramercy Property Trust, Inc. (REIT) (a)	22,892	138,497
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	4,134	59,282
Hatteras Financial Corp. (REIT)	18,775	371,933
Healthcare Realty Trust, Inc. (REIT)	18,683	474,922
Hersha Hospitality Trust (REIT)	39,035	261,925
Highwoods Properties, Inc. (REIT)	17,530	735,383
Hudson Pacific Properties, Inc. (REIT)	10,679	270,606
Inland Real Estate Corp. (REIT)	16,978	180,476
Invesco Mortgage Capital (REIT)	23,939	415,581
Investors Real Estate Trust (REIT) (a)	20,738	190,997
iStar Financial, Inc. (REIT)*	16,510	247,320
Kite Realty Group Trust (REIT)	25,593	157,141
LaSalle Hotel Properties (REIT)	20,243	714,375
Lexington Realty Trust (REIT) (a)	40,009	440,499
LTC Properties, Inc. (REIT)	6,774	264,457
Mack-Cali Realty Corp. (REIT)	17,249	370,509
Medical Properties Trust, Inc. (REIT)	33,552	444,228
	Shares	Value ($)

Monmouth Real Estate Investment Corp. "A", (REIT)	10,779	108,221
National Health Investors, Inc. (REIT)	6,428	402,136
New Residential Investment Corp. (REIT)	54,854	345,580
New York Mortgage Trust, Inc. (REIT) (a)	17,641	137,776
New York REIT, Inc. (REIT) (a)	34,265	378,971
One Liberty Properties, Inc. (REIT)	2,456	52,411
Owens Realty Mortgage, Inc. (REIT)	2,092	40,689
Parkway Properties, Inc. (REIT)	13,841	285,817
Pebblebrook Hotel Trust (REIT)	12,428	459,339
Pennsylvania Real Estate Investment Trust (REIT) (a)	13,376	251,736
PennyMac Mortgage Investment Trust (REIT)	14,393	315,782
Physicians Realty Trust (REIT)	6,674	96,039
Potlatch Corp. (REIT)	7,898	326,977
PS Business Parks, Inc. (REIT)	3,784	315,926
QTS Realty Trust, Inc. "A", (REIT)	2,332	66,765
RAIT Financial Trust (REIT)	16,013	132,428
Ramco-Gershenson Properties Trust (REIT)	13,275	220,631
Redwood Trust, Inc. (REIT) (a)	16,141	314,265
Resource Capital Corp. (REIT)	25,191	141,825
Retail Opportunity Investments Corp. (REIT) (a)	14,574	229,249
Rexford Industrial Realty, Inc. (REIT)	5,563	79,217
RLJ Lodging Trust (REIT)	25,465	735,684
Rouse Properties, Inc. (REIT)	7,227	123,654
Ryman Hospitality Properties, Inc. (REIT) (a)	8,450	406,867
Sabra Health Care REIT, Inc. (REIT)	9,195	263,988
Saul Centers, Inc. (REIT)	1,894	92,048
Select Income REIT (REIT)	7,160	212,222
Silver Bay Realty Trust Corp. (REIT)	7,480	122,074
Sovran Self Storage, Inc. (REIT)	6,416	495,636
STAG Industrial, Inc. (REIT)	10,090	242,261
Starwood Waypoint Residential Trust (REIT)*	7,609	199,432
Strategic Hotels & Resorts, Inc. (REIT)*	48,109	563,356
Summit Hotel Properties, Inc. (REIT)	16,754	177,592
Sun Communities, Inc. (REIT) (a)	7,967	397,075
Sunstone Hotel Investors, Inc. (REIT)	35,672	532,583
Terreno Realty Corp. (REIT)	6,439	124,466
The Geo Group, Inc. (REIT)	14,122	504,579
Trade Street Residential, Inc. (REIT)	3,615	27,076
UMH Properties, Inc. (REIT)	3,746	37,572
Universal Health Realty Income Trust (REIT)	2,361	102,656
Urstadt Biddle Properties "A", (REIT)	4,855	101,372
Washington Real Estate Investment Trust (REIT)	12,965	336,831
Western Asset Mortgage Capital Corp. (REIT) (a)	8,065	114,281
Whitestone REIT (REIT)	4,364	65,067
Winthrop Realty Trust (REIT)	7,085	108,755
		28,171,708
	Shares	Value ($)

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	9,480	392,946
Altisource Asset Management Corp.*	274	198,118
Altisource Portfolio Solutions SA*	2,838	325,178
AV Homes, Inc.*	2,197	35,921
Consolidated-Tomoka Land Co.	834	38,281
Forestar Group, Inc.*	6,794	129,697
Kennedy-Wilson Holdings, Inc.	13,971	374,702
RE/MAX Holdings, Inc. "A"	2,072	61,311
Tejon Ranch Co.*	2,635	84,821
The St. Joe Co.*	12,293	312,611
		1,953,586
Thrifts & Mortgage Finance 1.7%
Astoria Financial Corp.	16,856	226,713
Bank Mutual Corp.	9,229	53,528
BankFinancial Corp.	3,620	40,399
BBX Capital Corp. "A"*	1,672	30,096
Beneficial Mutual Bancorp., Inc.*	5,702	77,319
Berkshire Hills Bancorp., Inc.	4,892	113,592
BofI Holding, Inc.*	2,762	202,924
Brookline Bancorp., Inc.	13,897	130,215
Capitol Federal Financial, Inc.	27,854	338,705
Charter Financial Corp.	4,387	48,696
Clifton Bancorp., Inc.	5,150	65,251
Dime Community Bancshares	6,345	100,188
ESB Financial Corp.	2,580	33,385
Essent Group Ltd.*	8,105	162,829
EverBank Financial Corp. (a)	17,727	357,376
Federal Agricultural Mortgage Corp. "C"	2,041	63,434
First Defiance Financial Corp.	1,910	54,817
First Financial Northwest, Inc.	2,737	29,751
Flagstar Bancorp., Inc.*	3,943	71,368
Fox Chase Bancorp.	2,343	39,503
Franklin Financial Corp.*	1,881	40,818
Home Loan Servicing Solutions Ltd. (a)	13,818	314,083
HomeStreet, Inc.	2,891	53,108
Kearny Financial Corp.*	2,719	41,166
Ladder Capital Corp. "A"*	2,904	52,475
Meridian Interstate Bancorp., Inc.*	1,644	42,218
Meta Financial Group, Inc.	1,220	48,800
MGIC Investment Corp.* (a)	65,862	608,565
NASB Financial, Inc.	736	17,406
NMI Holdings, Inc. "A"*	9,831	103,226
Northfield Bancorp., Inc.	10,421	136,619
Northwest Bancshares, Inc.	18,309	248,453
OceanFirst Financial Corp.	2,591	42,907
Oritani Financial Corp.	8,840	136,048
PennyMac Financial Services, Inc. "A"*	2,540	38,583
Provident Financial Services, Inc.	11,731	203,181
Radian Group, Inc. (a)	37,161	550,354
Stonegate Mortgage Corp.*	2,784	38,837
Territorial Bancorp., Inc.	1,701	35,517
Tree.com, Inc.*	1,211	35,289
TrustCo Bank Corp.	18,324	122,404
United Community Financial Corp.*	9,557	39,470
United Financial Bancorp., Inc.	10,331	139,985
Walker & Dunlop, Inc.*	3,605	50,867
Washington Federal, Inc.	19,712	442,140
Waterstone Financial, Inc.	6,693	76,367
	Shares	Value ($)

WSFS Financial Corp.	1,735	127,817
		6,026,792
Health Care 12.9%
Biotechnology 4.9%
ACADIA Pharmaceuticals, Inc.* (a)	15,333	346,372
Acceleron Pharma, Inc.*	3,201	108,738
Achillion Pharmaceuticals, Inc.* (a)	18,797	142,293
Acorda Therapeutics, Inc.*	8,090	272,714
Actinium Pharmaceuticals, Inc.*	3,857	27,848
Adamas Pharmaceuticals, Inc.*	570	10,420
Aegerion Pharmaceuticals, Inc.*	5,724	183,683
Agenus, Inc.*	12,111	38,997
Agios Pharmaceuticals, Inc.*	2,640	120,965
Akebia Therapeutics, Inc.*	1,525	42,380
Alder Biopharmaceuticals, Inc.*	1,557	31,249
AMAG Pharmaceuticals, Inc.* (a)	4,200	87,024
Anacor Pharmaceuticals, Inc.*	6,410	113,649
Applied Genetic Technologies Corp/DE*	944	21,806
Arena Pharmaceuticals, Inc.* (a)	42,740	250,456
ARIAD Pharmaceuticals, Inc.*	32,075	204,318
Array BioPharma, Inc.* (a)	24,700	112,632
Arrowhead Research Corp.*	10,093	144,431
Auspex Pharmaceuticals, Inc.*	1,510	33,628
BioCryst Pharmaceuticals, Inc.*	13,633	173,821
BioSpecifics Technologies Corp.*	710	19,142
BioTime, Inc.* (a)	10,140	30,927
Bluebird Bio, Inc.*	3,709	143,056
Cara Therapeutics, Inc.*	1,049	17,854
Celldex Therapeutics, Inc.* (a)	17,386	283,740
Cellular Dynamics International, Inc.*	1,890	27,537
Cepheid, Inc.* (a)	13,566	650,354
ChemoCentryx, Inc.*	5,407	31,631
Chimerix, Inc.*	5,245	115,075
Clovis Oncology, Inc.*	4,801	198,809
CTI BioPharma Corp.* (a)	26,505	74,479
Cytokinetics, Inc.*	6,697	32,012
Cytori Therapeutics, Inc.* (a)	12,909	30,853
CytRx Corp.*	10,858	45,386
Dendreon Corp.* (a)	30,641	70,474
Dicerna Pharmaceuticals, Inc.*	694	15,664
Durata Therapeutics, Inc.* (a)	3,024	51,499
Dyax Corp.*	26,423	253,661
Dynavax Technologies Corp.* (a)	52,066	83,306
Eleven Biotherapeutics, Inc.*	893	11,770
Emergent Biosolutions, Inc.*	5,686	127,708
Enanta Pharmaceuticals, Inc.*	2,012	86,657
Epizyme, Inc.*	2,492	77,551
Esperion Therapeutics, Inc.*	847	13,416
Exact Sciences Corp.* (a)	16,114	274,421
Exelixis, Inc.* (a)	37,891	128,450
Five Prime Therapeutics, Inc.*	3,355	52,170
Flexion Therapeutics, Inc.*	936	12,617
Foundation Medicine, Inc.*	2,717	73,250
Galectin Therapeutics, Inc.*	3,506	48,418
Galena Biopharma, Inc.* (a)	22,966	70,276
Genocea Biosciences, Inc.*	760	14,250
Genomic Health, Inc.* (a)	3,295	90,283
Geron Corp.* (a)	30,885	99,141
Halozyme Therapeutics, Inc.* (a)	20,121	198,795
Heron Therapeutics, Inc.*	3,783	46,607
Hyperion Therapeutics, Inc.*	2,650	69,165
	Shares	Value ($)

Idenix Pharmaceuticals, Inc.*	22,864	551,022
Idera Pharmaceuticals, Inc.*	11,720	33,988
ImmunoGen, Inc.* (a)	16,701	197,907
Immunomedics, Inc.* (a)	16,110	58,801
Infinity Pharmaceuticals, Inc.*	9,523	121,323
Inovio Pharmaceuticals, Inc.*	11,705	126,531
Insmed, Inc.*	7,642	152,687
Insys Therapeutics, Inc.* (a)	1,944	60,711
InterMune, Inc.* (a)	19,237	849,314
Intrexon Corp.* (a)	6,934	174,251
Ironwood Pharmaceuticals, Inc.*	23,251	356,438
Isis Pharmaceuticals, Inc.* (a)	22,874	788,009
Karyopharm Therapeutics, Inc.*	2,410	112,185
Keryx Biopharmaceuticals, Inc.* (a)	17,793	273,656
Kindred Biosciences, Inc.*	2,101	39,163
KYTHERA Biopharmaceuticals, Inc.*	3,386	129,921
Lexicon Pharmaceuticals, Inc.*	43,845	70,590
Ligand Pharmaceuticals, Inc.*	4,033	251,216
MacroGenics, Inc.*	3,888	84,486
MannKind Corp.* (a)	44,364	487,560
Merrimack Pharmaceuticals, Inc.* (a)	18,918	137,912
MiMedx Group, Inc.* (a)	18,050	127,974
Mirati Therapeutics, Inc.*	1,396	27,920
Momenta Pharmaceuticals, Inc.*	9,362	113,093
NanoViricides, Inc.*	7,800	32,760
Navidea Biopharmaceuticals, Inc.* (a)	29,339	43,422
NeoStem, Inc.*	4,610	30,057
Neuralstem, Inc.*	13,383	56,476
Neurocrine Biosciences, Inc.*	14,764	219,098
NewLink Genetics Corp.* (a)	3,853	102,297
Northwest Biotherapeutics, Inc.*	6,915	46,400
Novavax, Inc.*	40,720	188,126
NPS Pharmaceuticals, Inc.*	20,686	683,672
Ohr Pharmaceutical, Inc.*	4,093	38,924
OncoMed Pharmaceuticals, Inc.*	2,460	57,318
Oncothyreon, Inc.*	13,769	44,612
Ophthotech Corp.* (a)	2,700	114,237
Opko Health, Inc.* (a)	38,344	338,961
Orexigen Therapeutics, Inc.* (a)	22,483	138,945
Organovo Holdings, Inc.*	12,162	101,553
Osiris Therapeutics, Inc.* (a)	3,693	57,685
OvaScience, Inc.*	2,845	26,089
PDL BioPharma, Inc. (a)	31,252	302,519
Peregrine Pharmaceuticals, Inc.* (a)	34,539	64,933
Portola Pharmaceuticals, Inc.*	7,177	209,425
Progenics Pharmaceuticals, Inc.*	13,460	58,013
Prothena Corp. PLC*	4,262	96,108
PTC Therapeutics, Inc.*	4,321	112,951
Puma Biotechnology, Inc.*	4,517	298,122
Raptor Pharmaceutical Corp.* (a)	12,196	140,864
Receptos, Inc.*	3,005	128,013
Regado Biosciences, Inc.*	3,008	20,424
Regulus Therapeutics, Inc.*	2,675	21,507
Repligen Corp.*	6,221	141,777
Retrophin, Inc.*	4,080	47,899
Rigel Pharmaceuticals, Inc.*	16,634	60,381
Sangamo BioSciences, Inc.*	13,135	200,571
Sarepta Therapeutics, Inc.* (a)	7,915	235,788
Spectrum Pharmaceuticals, Inc.*	12,877	104,690
Stemline Therapeutics, Inc.*	2,250	33,008
	Shares	Value ($)

Sunesis Pharmaceuticals, Inc.* (a)	9,629	62,781
Synageva BioPharma Corp.*	4,172	437,226
Synergy Pharmaceuticals, Inc.* (a)	18,247	74,265
Synta Pharmaceuticals Corp.*	11,295	46,197
TESARO, Inc.*	3,751	116,694
TG Therapeutics, Inc.* (a)	4,570	42,912
Threshold Pharmaceuticals, Inc.* (a)	10,187	40,341
Ultragenyx Pharmaceutical, Inc.*	1,294	58,088
Vanda Pharmaceuticals, Inc.* (a)	6,497	105,121
Verastem, Inc.*	4,083	36,992
Versartis, Inc.*	1,349	37,826
Vital Therapies, Inc.*	1,007	27,431
Xencor, Inc.*	2,959	34,384
XOMA Corp.*	16,323	74,923
ZIOPHARM Oncology, Inc.* (a)	15,684	63,207
		17,320,499
Health Care Equipment & Supplies 3.0%
Abaxis, Inc. (a)	4,394	194,698
ABIOMED, Inc.* (a)	7,740	194,584
Accuray, Inc.* (a)	14,932	131,402
Analogic Corp.	2,414	188,871
AngioDynamics, Inc.*	4,841	79,054
Anika Therapeutics, Inc.*	2,806	130,002
Antares Pharma, Inc.* (a)	22,505	60,088
AtriCure, Inc.*	5,331	97,984
Atrion Corp.	299	97,474
Cantel Medical Corp.	6,590	241,326
Cardiovascular Systems, Inc.*	5,380	167,641
Cerus Corp.* (a)	13,851	57,482
CONMED Corp.	5,294	233,730
CryoLife, Inc.	5,363	47,999
Cyberonics, Inc.*	5,220	326,041
Cynosure, Inc. "A"*	4,342	92,267
Derma Sciences, Inc.*	4,404	50,910
Dexcom, Inc.*	14,575	578,044
Endologix, Inc.*	12,452	189,395
Exactech, Inc.*	1,915	48,315
Genmark Diagnostics, Inc.*	8,094	109,512
Globus Medical, Inc. "A"*	12,794	306,032
Greatbatch, Inc.*	4,868	238,824
Haemonetics Corp.*	10,125	357,210
HeartWare International, Inc.*	3,305	292,492
ICU Medical, Inc.*	2,609	158,653
Inogen, Inc.*	1,014	22,876
Insulet Corp.* (a)	10,780	427,643
Integra LifeSciences Holdings*	4,854	228,429
Invacare Corp.	6,253	114,868
K2M Group Holdings, Inc.*	1,717	25,549
LDR Holding Corp.*	3,231	80,807
Masimo Corp.*	9,413	222,147
Meridian Bioscience, Inc.	8,018	165,491
Merit Medical Systems, Inc.*	8,358	126,206
Natus Medical, Inc.*	6,252	157,175
Neogen Corp.*	7,132	288,632
NuVasive, Inc.*	9,065	322,442
NxStage Medical, Inc.*	11,965	171,937
OraSure Technologies, Inc.*	10,878	93,660
Orthofix International NV*	3,549	128,651
Oxford Immunotec Global PLC*	2,529	42,563
PhotoMedex, Inc.* (a)	2,495	30,564
Quidel Corp.* (a)	5,588	123,551
Rockwell Medical, Inc.* (a)	8,048	96,496
	Shares	Value ($)

RTI Surgical, Inc.*	11,253	48,951
Spectranetics Corp.*	8,061	184,436
STAAR Surgical Co.*	7,505	126,084
STERIS Corp.	11,494	614,699
SurModics, Inc.*	2,670	57,191
Symmetry Medical, Inc.*	7,449	65,998
Tandem Diabetes Care, Inc.*	1,616	26,276
Thoratec Corp.*	11,049	385,168
Tornier NV*	6,915	161,673
TransEnterix, Inc.*	5,576	28,103
TriVascular Technologies, Inc.*	1,445	22,499
Unilife Corp.* (a)	19,867	58,806
Utah Medical Products, Inc.	730	37,551
Vascular Solutions, Inc.*	3,329	73,870
Veracyte, Inc.*	1,264	21,640
Volcano Corp.* (a)	9,966	175,501
West Pharmaceutical Services, Inc.	13,744	579,722
Wright Medical Group, Inc.*	9,709	304,863
Zeltiq Aesthetics, Inc.*	5,657	85,930
		10,598,678
Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.*	7,092	322,686
Addus HomeCare Corp.*	1,228	27,605
Air Methods Corp.* (a)	7,615	393,315
Alliance HealthCare Services, Inc.*	990	26,730
Almost Family, Inc.*	1,622	35,814
Amedisys, Inc.* (a)	5,314	88,956
AMN Healthcare Services, Inc.*	9,140	112,422
AmSurg Corp.*	6,349	289,324
Bio-Reference Laboratories, Inc.* (a)	4,761	143,877
BioScrip, Inc.* (a)	13,310	111,005
BioTelemetry, Inc.*	5,136	36,825
Capital Senior Living Corp.*	5,705	136,007
Chemed Corp. (a)	3,411	319,679
Chindex International, Inc.*	2,704	64,058
CorVel Corp.*	2,154	97,318
Cross Country Healthcare, Inc.*	6,050	39,446
Emeritus Corp.*	7,299	231,013
ExamWorks Group, Inc.*	6,748	214,114
Five Star Quality Care, Inc.*	8,102	40,591
Gentiva Health Services, Inc.*	6,069	91,399
Hanger, Inc.*	6,849	215,401
HealthSouth Corp. (a)	17,134	614,597
Healthways, Inc.* (a)	6,111	107,187
IPC The Hospitalist Co., Inc.*	3,332	147,341
Kindred Healthcare, Inc.	10,616	245,230
Landauer, Inc.	1,884	79,128
LHC Group, Inc.*	2,392	51,117
Magellan Health, Inc.*	5,355	333,295
Molina Healthcare, Inc.*	5,873	262,112
MWI Veterinary Supply, Inc.*	2,501	355,117
National Healthcare Corp.	2,000	112,580
National Research Corp. "A"*	1,954	27,337
Owens & Minor, Inc. (a)	12,266	416,799
PharMerica Corp.*	5,833	166,766
Providence Service Corp.*	2,242	82,035
RadNet, Inc.*	6,359	42,160
Select Medical Holdings Corp.	15,311	238,852
Skilled Healthcare Group, Inc. "A"*	4,552	28,632
Surgical Care Affiliates, Inc.*	2,443	71,042
Team Health Holdings, Inc.*	13,660	682,180
The Ensign Group, Inc.	3,886	120,777
	Shares	Value ($)

Triple-S Management Corp. "B"*	4,884	87,570
U.S. Physical Therapy, Inc.	2,392	81,783
Universal American Corp.	8,204	68,339
WellCare Health Plans, Inc.*	8,534	637,148
		8,096,709
Health Care Technology 0.5%
Castlight Health, Inc. "B"*	2,519	38,289
Computer Programs & Systems, Inc.	2,181	138,712
HealthStream, Inc.*	4,118	100,067
HMS Holdings Corp.*	17,056	348,113
MedAssets, Inc.*	11,867	271,042
Medidata Solutions, Inc.*	10,525	450,575
Merge Healthcare, Inc.*	13,434	30,495
Omnicell, Inc.*	7,121	204,444
Quality Systems, Inc.	9,697	155,637
Vocera Communications, Inc.*	4,423	58,384
		1,795,758
Life Sciences Tools & Services 0.5%
Accelerate Diagnostics, Inc.* (a)	4,416	114,816
Affymetrix, Inc.* (a)	14,202	126,540
Albany Molecular Research, Inc.*	4,630	93,156
Cambrex Corp.*	5,905	122,233
Enzo Biochem, Inc.*	6,647	34,897
Fluidigm Corp.*	5,460	160,524
Furiex Pharmaceuticals, Inc.*	1,386	147,165
Luminex Corp.*	7,294	125,092
NanoString Technologies, Inc.*	1,956	29,242
Pacific Biosciences of California, Inc.*	10,985	67,887
PAREXEL International Corp.*	11,064	584,622
Sequenom, Inc.* (a)	22,778	88,151
		1,694,325
Pharmaceuticals 1.7%
AcelRx Pharmaceuticals, Inc.* (a)	4,914	50,369
Achaogen, Inc.*	1,343	18,748
Aerie Pharmaceuticals, Inc.*	2,045	50,655
Akorn, Inc.* (a)	12,128	403,256
Alimera Sciences, Inc.*	5,299	31,688
Ampio Pharmaceuticals, Inc.* (a)	7,774	64,913
ANI Pharmaceuticals, Inc.*	1,338	46,081
Aratana Therapeutics, Inc.*	4,754	74,210
Auxilium Pharmaceuticals, Inc.* (a)	9,781	196,207
AVANIR Pharmaceuticals, Inc. "A"* (a)	30,913	174,349
Bio-Path Holdings, Inc.*	14,277	43,545
BioDelivery Sciences International, Inc.* (a)	8,143	98,286
Cempra, Inc.*	4,452	47,770
Corcept Therapeutics, Inc.*	10,604	29,691
DepoMed, Inc.*	11,180	155,402
Egalet Corp.*	772	10,129
Endocyte, Inc.* (a)	7,333	48,324
Horizon Pharma, Inc.* (a)	12,663	200,329
Impax Laboratories, Inc.*	13,645	409,214
Intra-Cellular Therapies, Inc.*	3,326	56,076
Lannett Co., Inc.*	5,004	248,299
Medicines Co.*	12,678	368,423
Nektar Therapeutics*	24,705	316,718
Omeros Corp.* (a)	6,653	115,762
Omthera Pharmaceutical, Inc.*	1,167	0
Pacira Pharmaceuticals, Inc.*	6,936	637,141
Pain Therapeutics, Inc.*	7,403	42,567
	Shares	Value ($)

Pernix Therapeutics Holdings, Inc.*	6,472	58,119
Phibro Animal Health Corp. "A"*	2,854	62,645
POZEN, Inc.	5,177	43,124
Prestige Brands Holdings, Inc.*	10,067	341,171
Relypsa, Inc.*	3,289	79,988
Repros Therapeutics, Inc.* (a)	4,558	78,853
Revance Therapeutics, Inc.*	1,309	44,506
Sagent Pharmaceuticals, Inc.*	4,257	110,086
Sciclone Pharmaceuticals, Inc.*	9,912	52,137
Sucampo Pharmaceuticals, Inc. "A"*	3,468	23,929
Supernus Pharmaceuticals, Inc.*	5,699	62,404
Tetraphase Pharmaceuticals, Inc.*	4,290	57,872
TherapeuticsMD, Inc.* (a)	19,571	86,504
Theravance Biopharma, Inc.*	4,578	145,947
Theravance, Inc.*	16,022	477,135
VIVUS, Inc.* (a)	17,499	93,095
XenoPort, Inc.*	11,393	55,028
Zogenix, Inc.*	23,907	48,053
		5,858,748
Industrials 13.6%
Aerospace & Defense 1.6%
AAR Corp.	7,695	212,074
Aerovironment, Inc.*	3,693	117,437
American Science & Engineering, Inc.	1,530	106,473
Astronics Corp.*	3,053	172,342
Cubic Corp.	4,029	179,331
Curtiss-Wright Corp.	9,368	614,166
DigitalGlobe, Inc.*	14,678	408,048
Ducommun, Inc.*	2,110	55,134
Engility Holdings, Inc.*	3,415	130,658
Erickson, Inc.* (a)	1,178	19,143
Esterline Technologies Corp.*	6,188	712,363
GenCorp, Inc.* (a)	11,636	222,248
HEICO Corp.	12,936	671,896
Kratos Defense & Security Solutions, Inc.*	8,744	68,203
LMI Aerospace, Inc.*	2,178	28,488
Moog, Inc. "A"*	8,654	630,790
National Presto Industries, Inc. (a)	939	68,397
Orbital Sciences Corp.*	11,782	348,158
SIFCO Industries, Inc.	492	15,350
Sparton Corp.*	1,924	53,372
Taser International, Inc.*	10,562	140,475
Teledyne Technologies, Inc.*	7,296	708,952
The Keyw Holding Corp.* (a)	6,335	79,631
		5,763,129
Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	10,114	84,654
Atlas Air Worldwide Holdings, Inc.*	4,908	180,860
Echo Global Logistics, Inc.*	4,568	87,569
Forward Air Corp.	6,098	291,789
Hub Group, Inc. "A"*	7,152	360,461
Park-Ohio Holdings Corp.	1,706	99,136
UTi Worldwide, Inc.	17,800	184,052
XPO Logistics, Inc.* (a)	10,217	292,410
		1,580,931
Airlines 0.3%
Allegiant Travel Co.	2,685	316,212
Hawaiian Holdings, Inc.* (a)	8,767	120,196
JetBlue Airways Corp.* (a)	48,364	524,749
	Shares	Value ($)

Republic Airways Holdings, Inc.*	9,661	104,725
SkyWest, Inc.	9,939	121,455
		1,187,337
Building Products 0.7%
AAON, Inc.	5,478	183,622
American Woodmark Corp.*	2,394	76,297
Apogee Enterprises, Inc.	5,688	198,284
Builders FirstSource, Inc.*	8,839	66,116
Continental Building Products, Inc.*	2,280	35,112
Gibraltar Industries, Inc.*	5,998	93,029
Griffon Corp.	7,751	96,112
Insteel Industries, Inc.	3,512	69,011
Masonite International Corp.*	5,724	322,032
NCI Building Systems, Inc.*	5,459	106,068
Norcraft Companies, Inc.*	1,447	20,707
Nortek, Inc.*	1,767	158,606
Patrick Industries, Inc.*	1,585	73,845
PGT, Inc.*	9,190	77,839
Ply Gem Holdings, Inc.*	4,156	41,976
Quanex Building Products Corp.	7,368	131,666
Simpson Manufacturing Co., Inc.	8,038	292,262
Trex Co., Inc.* (a)	6,536	188,367
Universal Forest Products, Inc.	3,899	188,205
		2,419,156
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	10,869	293,246
Acco Brands Corp.*	22,128	141,840
ARC Document Solutions, Inc.*	8,003	46,898
Brady Corp. "A"	9,335	278,836
Casella Waste Systems, Inc. "A"*	7,335	36,748
CECO Environmental Corp. (a)	4,093	63,810
Cenveo, Inc.*	10,795	40,049
Civeo Corp.*	18,265	457,173
Deluxe Corp.	9,737	570,393
Ennis, Inc.	4,996	76,239
G & K Services, Inc. "A"	3,882	202,136
Gerber Scientific, Inc.*	6,939	0
Healthcare Services Group, Inc. (a)	13,668	402,386
Heritage-Crystal Clean, Inc.*	1,841	36,139
Herman Miller, Inc.	11,528	348,607
HNI Corp.	8,776	343,229
Innerworkings, Inc.*	6,828	58,038
Interface, Inc.	12,933	243,658
Kimball International, Inc. "B"	6,646	111,121
Knoll, Inc.	9,360	162,209
McGrath RentCorp.	5,004	183,897
Mobile Mini, Inc.	9,088	435,224
MSA Safety, Inc.	5,746	330,280
Multi-Color Corp.	2,432	97,304
NL Industries, Inc.	1,487	13,814
Performant Financial Corp.*	5,793	58,509
Quad Graphics, Inc.	5,376	120,261
Quest Resource Holding Corp.*	2,476	12,900
Schawk, Inc.	2,349	47,826
SP Plus Corp.*	3,025	64,705
Steelcase, Inc. "A"	16,081	243,306
Team, Inc.*	3,977	163,137
Tetra Tech, Inc. (a)	12,638	347,545
The Brink's Co.	9,425	265,973
U.S. Ecology, Inc.	4,184	204,807
UniFirst Corp.	2,870	304,220
United Stationers, Inc.	7,663	317,785
	Shares	Value ($)

Viad Corp.	4,018	95,789
West Corp.	7,490	200,732
		7,420,769
Construction & Engineering 0.8%
Aegion Corp.*	7,386	171,872
Ameresco, Inc. "A"*	4,004	28,148
Argan, Inc.	2,434	90,764
Comfort Systems U.S.A., Inc.	7,422	117,268
Dycom Industries, Inc.*	6,565	205,550
EMCOR Group, Inc.	13,083	582,586
Furmanite Corp.*	7,367	85,752
Granite Construction, Inc.	7,601	273,484
Great Lakes Dredge & Dock Co.*	11,734	93,755
Layne Christensen Co.*	3,824	50,859
MasTec, Inc.* (a)	12,067	371,905
MYR Group, Inc.*	4,118	104,309
Northwest Pipe Co.*	1,848	74,530
Orion Marine Group, Inc.*	5,326	57,681
Pike Corp.*	5,509	49,361
Primoris Services Corp.	7,384	212,954
Sterling Construction Co., Inc.*	3,588	33,655
Tutor Perini Corp.*	7,248	230,051
		2,834,484
Electrical Equipment 1.1%
AZZ, Inc.	4,974	229,202
Capstone Turbine Corp.* (a)	63,983	96,614
Encore Wire Corp.	4,031	197,680
EnerSys	9,129	627,984
Enphase Energy, Inc.*	3,563	30,464
Franklin Electric Co., Inc.	9,283	374,384
FuelCell Energy, Inc.* (a)	42,970	103,128
Generac Holdings, Inc.* (a)	13,391	652,677
General Cable Corp. (a)	9,466	242,898
Global Power Equipment Group, Inc.	3,325	53,732
GrafTech International Ltd.* (a)	22,868	239,199
LSI Industries, Inc.	4,146	33,085
Plug Power, Inc.*	32,507	152,133
Polypore International, Inc.* (a)	8,770	418,592
Powell Industries, Inc.	1,803	117,880
Power Solutions International, Inc.*	873	62,830
PowerSecure International, Inc.* (a)	4,222	41,122
Preformed Line Products Co.	538	28,961
Revolution Lighting Technologies, Inc.* (a)	5,894	13,556
Thermon Group Holdings, Inc.* (a)	6,213	163,526
Vicor Corp.*	3,198	26,799
		3,906,446
Industrial Conglomerates 0.1%
Raven Industries, Inc. (a)	7,088	234,896
Machinery 3.2%
Accuride Corp.*	7,320	35,795
Actuant Corp. "A"	13,823	477,861
Alamo Group, Inc.	1,382	74,752
Albany International Corp. "A"	5,482	208,097
Altra Industrial Motion Corp.	5,237	190,575
American Railcar Industries, Inc. (a)	1,840	124,697
ARC Group Worldwide, Inc.*	597	9,074
Astec Industries, Inc.	3,674	161,215
Barnes Group, Inc.	10,550	406,597
Blount International, Inc.*	9,594	135,371
Briggs & Stratton Corp. (a)	9,101	186,207
	Shares	Value ($)

Chart Industries, Inc.* (a)	5,928	490,483
CIRCOR International, Inc.	3,436	265,019
CLARCOR, Inc.	9,809	606,687
Columbus McKinnon Corp.	3,865	104,548
Commercial Vehicle Group, Inc.*	5,156	51,766
Douglas Dynamics, Inc.	4,336	76,400
Dynamic Materials Corp.	2,690	59,530
Energy Recovery, Inc.* (a)	7,497	36,885
EnPro Industries, Inc.*	4,420	323,367
ESCO Technologies, Inc.	5,169	179,054
Federal Signal Corp.	12,236	179,258
FreightCar America, Inc.	2,326	58,243
Global Brass & Copper Holdings, Inc.	4,160	70,304
Gorman-Rupp Co.	3,668	129,737
Graham Corp.	1,988	69,202
Greenbrier Companies, Inc.*	5,368	309,197
Harsco Corp.	15,710	418,357
Hillenbrand, Inc.	12,218	398,551
Hurco Companies, Inc.	1,216	34,291
Hyster-Yale Materials Handling, Inc.	2,000	177,080
John Bean Technologies Corp.	5,672	175,775
Kadant, Inc.	2,148	82,591
L.B. Foster Co. "A"	2,020	109,322
Lindsay Corp. (a)	2,502	211,344
Lydall, Inc.*	3,311	90,622
Manitex International, Inc.*	2,619	42,533
Meritor, Inc.*	19,039	248,269
Miller Industries, Inc.	2,128	43,794
Mueller Industries, Inc.	11,033	324,481
Mueller Water Products, Inc. "A"	31,012	267,944
NN, Inc.	3,454	88,353
Omega Flex, Inc.	496	9,732
Proto Labs, Inc.*	4,403	360,694
RBC Bearings, Inc.	4,525	289,826
Rexnord Corp.*	14,619	411,525
Standex International Corp.	2,486	185,157
Sun Hydraulics Corp.	4,333	175,920
Tennant Co.	3,585	273,607
The ExOne Co.* (a)	1,931	76,506
Titan International, Inc. (a)	8,576	144,248
TriMas Corp.*	8,800	335,544
Twin Disc, Inc.	1,624	53,673
Wabash National Corp.*	13,513	192,560
Watts Water Technologies, Inc. "A"	5,545	342,293
Woodward, Inc.	12,899	647,272
Xerium Technologies, Inc.*	2,169	30,279
		11,262,064
Marine 0.2%
Baltic Trading Ltd.	9,583	57,306
International Shipholding Corp.	1,157	26,519
Knightsbridge Tankers Ltd.	6,532	92,689
Matson, Inc.	8,364	224,490
Navios Maritime Holdings, Inc.	15,444	156,293
Safe Bulkers, Inc.	7,578	73,961
Scorpio Bulkers, Inc.*	26,046	231,809
Ultrapetrol Bahamas Ltd.*	4,216	12,522
		875,589
Professional Services 1.3%
Acacia Research Corp. (a)	9,663	171,518
Barrett Business Services, Inc.	1,370	64,390
CBIZ, Inc.* (a)	8,090	73,053
	Shares	Value ($)

CDI Corp.	2,751	39,642
Corporate Executive Board Co.	6,580	448,888
Corporate Resource Services, Inc.*	3,418	10,186
CRA International, Inc.*	1,907	43,956
Exponent, Inc.	2,552	189,129
Franklin Covey Co.*	2,133	42,937
FTI Consulting, Inc.*	7,948	300,593
GP Strategies Corp.*	2,883	74,612
Heidrick & Struggles International, Inc.	3,547	65,619
Hill International, Inc.*	4,688	29,206
Huron Consulting Group, Inc.*	4,582	324,497
ICF International, Inc.*	3,867	136,737
Insperity, Inc.	4,409	145,497
Kelly Services, Inc. "A"	5,359	92,014
Kforce, Inc.	5,372	116,304
Korn/Ferry International*	9,634	282,951
Mistras Group, Inc.*	3,217	78,881
Navigant Consulting, Inc.*	9,566	166,927
On Assignment, Inc.*	10,573	376,082
Paylocity Holding Corp.*	1,631	35,279
Pendrell Corp.*	32,569	57,321
Resources Connection, Inc.	7,548	98,954
RPX Corp.*	10,319	183,162
The Advisory Board Co.* (a)	7,106	368,091
TriNet Group, Inc.*	3,060	73,654
TrueBlue, Inc.*	8,044	221,773
VSE Corp.	790	55,553
WageWorks, Inc.*	6,831	329,322
		4,696,728
Road & Rail 0.7%
ArcBest Corp.	5,046	219,552
Celadon Group, Inc.	4,093	87,263
Heartland Express, Inc.	10,564	225,436
Knight Transportation, Inc.	11,653	276,992
Marten Transport Ltd.	4,675	104,486
P.A.M. Transportation Services, Inc.*	624	17,447
Patriot Transportation Holding, Inc.*	1,282	44,832
Quality Distribution, Inc.*	5,327	79,159
Roadrunner Transportation Systems, Inc.*	5,420	152,302
Saia, Inc.*	4,817	211,611
Swift Transportation Co.*	16,540	417,304
Universal Truckload Services, Inc.	1,276	32,359
USA Truck, Inc.*	1,217	22,624
Werner Enterprises, Inc. (a)	8,675	229,974
YRC Worldwide, Inc.*	6,082	170,965
		2,292,306
Trading Companies & Distributors 0.9%
Aceto Corp.	5,589	101,384
Aircastle Ltd.	12,572	223,404
Applied Industrial Technologies, Inc.	8,126	412,232
Beacon Roofing Supply, Inc.*	9,594	317,753
CAI International, Inc.*	3,405	74,944
DXP Enterprises, Inc.*	2,519	190,285
General Finance Corp.*	2,151	20,435
H&E Equipment Services, Inc.*	6,085	221,129
Houston Wire & Cable Co.	3,424	42,492
Kaman Corp.	5,320	227,324
Rush Enterprises, Inc. "A"*	6,683	231,700
	Shares	Value ($)

Stock Building Supply Holdings, Inc.*	2,835	55,935
TAL International Group, Inc.	6,614	293,397
Textainer Group Holdings Ltd. (a)	4,200	162,204
Titan Machinery, Inc.* (a)	3,337	54,927
Watsco, Inc.	5,025	516,369
		3,145,914
Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	10,202	203,632
Information Technology 17.4%
Communications Equipment 1.6%
ADTRAN, Inc.	10,976	247,619
Alliance Fiber Optic Products, Inc. (a)	2,451	44,363
Applied Optoelectronics, Inc.*	2,876	66,723
Aruba Networks, Inc.* (a)	20,772	363,925
Bel Fuse, Inc. "B"	1,950	50,056
Black Box Corp.	3,028	70,976
CalAmp Corp.*	6,991	151,425
Calix, Inc.*	8,184	66,945
Ciena Corp.* (a)	20,434	442,600
Clearfield, Inc.*	2,218	37,240
Comtech Telecommunications Corp.	2,981	111,281
Digi International, Inc.*	4,770	44,933
Emulex Corp.*	15,721	89,610
Extreme Networks, Inc.*	18,845	83,672
Finisar Corp.* (a)	18,843	372,149
Harmonic, Inc.*	18,436	137,533
Infinera Corp.* (a)	23,832	219,254
InterDigital, Inc.	7,870	376,186
Ixia*	11,202	128,039
KVH Industries, Inc.*	3,199	41,683
NETGEAR, Inc.*	7,100	246,867
NumereX Corp. "A"*	2,771	31,839
Oclaro, Inc.*	18,214	40,071
Oplink Communications, Inc.*	3,599	61,075
ParkerVision, Inc.* (a)	19,677	29,122
Plantronics, Inc.	8,275	397,614
Polycom, Inc.*	26,871	336,694
Procera Networks, Inc.* (a)	4,029	40,653
Ruckus Wireless, Inc.*	12,615	150,245
ShoreTel, Inc.*	12,169	79,342
Sonus Networks, Inc.*	47,824	171,688
TESSCO Technologies, Inc.	1,122	35,601
Ubiquiti Networks, Inc.* (a)	5,781	261,243
ViaSat, Inc.*	8,048	466,462
		5,494,728
Electronic Equipment, Instruments & Components 2.7%
Aeroflex Holding Corp.*	3,847	40,394
Agilysys, Inc.*	2,773	39,044
Anixter International, Inc.	5,285	528,870
Badger Meter, Inc.	2,811	147,999
Belden, Inc.	8,484	663,109
Benchmark Electronics, Inc.*	10,489	267,260
Checkpoint Systems, Inc.*	8,143	113,921
Cognex Corp.*	16,895	648,768
Coherent, Inc.*	4,851	320,991
Control4 Corp.* (a)	2,225	43,521
CTS Corp.	6,500	121,550
CUI Global, Inc.*	4,014	33,718
Daktronics, Inc.	7,376	87,922
	Shares	Value ($)

DTS, Inc.*	3,305	60,845
Electro Rent Corp.	3,196	53,469
Electro Scientific Industries, Inc.	4,754	32,375
Fabrinet*	6,832	140,739
FARO Technologies, Inc.*	3,354	164,748
FEI Co.	8,222	745,982
GSI Group, Inc.*	5,981	76,138
II-VI, Inc.*	10,228	147,897
Insight Enterprises, Inc.*	7,964	244,813
InvenSense, Inc.* (a)	13,829	313,780
Itron, Inc.*	7,651	310,248
KEMET Corp.*	8,719	50,134
Littelfuse, Inc.	4,379	407,028
Maxwell Technologies, Inc.*	5,735	86,771
Measurement Specialties, Inc.*	3,106	267,333
Mercury Systems, Inc.*	6,388	72,440
Mesa Laboratories, Inc.	543	45,590
Methode Electronics, Inc.	7,403	282,869
MTS Systems Corp. (a)	2,947	199,689
Multi-Fineline Electronix, Inc.*	1,850	20,424
Newport Corp.*	7,784	144,004
OSI Systems, Inc.*	3,880	258,990
Park Electrochemical Corp.	4,037	113,884
PC Connection, Inc.	1,942	40,161
Plexus Corp.*	6,600	285,714
RealD, Inc.*	7,754	98,941
Rofin-Sinar Technologies, Inc.*	5,455	131,138
Rogers Corp.*	3,526	233,950
Sanmina Corp.*	16,015	364,822
ScanSource, Inc.*	5,550	211,344
Speed Commerce, Inc.*	9,156	34,243
SYNNEX Corp.*	5,545	403,953
TTM Technologies, Inc.*	10,487	85,993
Universal Display Corp.* (a)	7,888	253,205
Viasystems Group, Inc.*	1,008	10,977
Vishay Precision Group, Inc.*	2,557	42,088
		9,493,786
Internet Software & Services 2.7%
Aerohive Networks, Inc.*	1,864	15,322
Amber Road, Inc.*	1,738	28,034
Angie's List, Inc.* (a)	8,406	100,368
Bankrate, Inc.*	13,045	228,809
Bazaarvoice, Inc.* (a)	9,731	76,778
Benefitfocus, Inc.*	926	42,800
Blucora, Inc.*	8,229	155,281
Borderfree, Inc.*	1,165	19,304
Brightcove, Inc.*	6,255	65,928
Carbonite, Inc.*	3,452	41,320
Care.com, Inc.*	1,281	16,218
ChannelAdvisor Corp.*	4,029	106,204
comScore, Inc.*	6,747	239,384
Constant Contact, Inc.*	6,091	195,582
Conversant, Inc.* (a)	13,039	331,191
Cornerstone OnDemand, Inc.*	10,342	475,939
Cvent, Inc.*	3,492	101,582
Dealertrack Technologies, Inc.*	10,425	472,670
Demand Media, Inc.*	8,498	40,960
Demandware, Inc.*	5,846	405,537
Dice Holdings, Inc.*	7,494	57,029
Digital River, Inc.*	6,367	98,243
E2open, Inc.* (a)	4,517	93,366
EarthLink Holdings Corp. (a)	19,615	72,968
	Shares	Value ($)

Endurance International Group Holdings, Inc.* (a)	5,870	89,752
Envestnet, Inc.*	6,627	324,193
Everyday Health, Inc.*	1,473	27,221
Five9, Inc.*	2,377	17,114
Global Eagle Entertainment, Inc.*	7,426	92,082
Gogo, Inc.* (a)	10,873	212,676
GrubHub, Inc.*	1,739	61,578
GTT Communications, Inc.*	2,743	28,006
Internap Network Services Corp.*	10,596	74,702
Intralinks Holdings, Inc.*	7,523	66,880
j2 Global, Inc. (a)	9,257	470,811
Limelight Networks, Inc.*	11,750	35,955
Liquidity Services, Inc.* (a)	5,170	81,479
LivePerson, Inc.*	10,564	107,225
LogMeIn, Inc.*	4,726	220,326
Marchex, Inc. "B"	6,394	76,856
Marin Software, Inc.*	5,130	60,380
Marketo, Inc.*	4,990	145,109
Millennial Media, Inc.* (a)	14,672	73,213
Monster Worldwide, Inc.*	17,716	115,863
Move, Inc.*	7,708	114,001
NIC, Inc.	12,697	201,248
OpenTable, Inc.*	4,564	472,830
OPOWER, Inc.*	1,514	28,539
Perficient, Inc.*	6,656	129,592
Q2 Holdings, Inc.*	1,927	27,479
QuinStreet, Inc.*	6,769	37,297
RealNetworks, Inc.*	4,458	34,015
Reis, Inc.	1,657	34,930
Rocket Fuel, Inc.*	3,571	111,022
SciQuest, Inc.*	5,297	93,704
Shutterstock, Inc.* (a)	2,961	245,704
SPS Commerce, Inc.*	3,155	199,365
Stamps.com, Inc.*	2,741	92,344
TechTarget, Inc.*	3,233	28,515
Textura Corp.* (a)	3,628	85,766
Travelzoo, Inc.*	1,394	26,974
Tremor Video, Inc.*	6,913	32,629
TrueCar, Inc.*	1,517	22,421
Trulia, Inc.* (a)	7,185	340,425
Unwired Planet, Inc.*	18,670	41,634
VistaPrint NV*	6,479	262,140
Web.com Group, Inc.*	10,078	290,952
WebMD Health Corp.*	7,539	364,134
Wix.com Ltd.*	2,699	53,548
XO Group, Inc.*	5,319	64,998
Xoom Corp.*	6,016	158,582
YuMe, Inc.*	3,539	20,880
Zix Corp.*	11,797	40,346
		9,518,252
IT Services 2.3%
Acxiom Corp.*	14,975	324,808
Blackhawk Network Holdings, Inc.* (a)	10,234	288,803
CACI International, Inc. "A"*	4,555	319,807
Cardtronics, Inc.*	8,655	294,962
Cass Information Systems, Inc.	2,244	111,033
CIBER, Inc.*	15,290	75,533
Computer Task Group, Inc. (a)	2,934	48,294
Convergys Corp.	19,753	423,504
CSG Systems International, Inc.	6,637	173,292
Datalink Corp.*	3,701	37,010
	Shares	Value ($)

EPAM Systems, Inc.*	6,927	303,056
Euronet Worldwide, Inc.*	9,914	478,251
EVERTEC, Inc.	12,785	309,908
Exlservice Holdings, Inc.*	6,361	187,331
Forrester Research, Inc.	2,128	80,609
Global Cash Access Holdings, Inc.*	12,749	113,466
Heartland Payment Systems, Inc. (a)	6,974	287,399
Higher One Holdings Inc.*	6,225	23,717
iGATE Corp.*	7,157	260,443
Information Services Group, Inc.*	6,354	30,563
Lionbridge Technologies, Inc.*	12,581	74,731
Luxoft Holding, Inc.*	1,526	55,028
ManTech International Corp. "A"	4,615	136,235
MAXIMUS, Inc.	13,171	566,616
ModusLink Global Solutions, Inc.* (a)	7,578	28,342
MoneyGram International, Inc.*	5,680	83,666
NeuStar, Inc. "A"*	11,720	304,954
PRGX Global, Inc.*	5,691	36,366
Sapient Corp.*	22,308	362,505
Science Applications International Corp.	8,177	361,096
ServiceSource International, Inc.*	13,324	77,279
Sykes Enterprises, Inc.*	7,641	166,039
Syntel, Inc.*	3,020	259,599
TeleTech Holdings, Inc.*	3,414	98,972
The Hackett Group, Inc.	4,839	28,889
Unisys Corp.*	9,948	246,114
Virtusa Corp.*	5,060	181,148
WEX, Inc.*	7,540	791,474
		8,030,842
Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc.*	7,930	152,653
Alpha & Omega Semiconductor Ltd.*	4,209	39,017
Ambarella, Inc.* (a)	5,604	174,733
Amkor Technology, Inc.*	16,600	185,588
Applied Micro Circuits Corp.*	15,173	164,020
Audience, Inc.*	2,729	32,639
Axcelis Technologies, Inc.*	22,127	44,254
Brooks Automation, Inc.	12,919	139,138
Cabot Microelectronics Corp.*	4,694	209,587
Cascade Microtech, Inc.*	2,486	33,959
Cavium, Inc.*	10,276	510,306
CEVA, Inc.*	4,090	60,409
Cirrus Logic, Inc.* (a)	12,073	274,540
Cohu, Inc.	5,017	53,682
Cypress Semiconductor Corp. (a)	30,695	334,882
Diodes, Inc.*	7,086	205,211
DSP Group, Inc.*	4,315	36,634
Entegris, Inc.*	27,073	372,118
Entropic Communications, Inc.*	17,382	57,882
Exar Corp.*	7,632	86,242
Fairchild Semiconductor International, Inc.*	24,309	379,220
FormFactor, Inc.*	10,732	89,290
GT Advanced Technologies, Inc.* (a)	26,535	493,551
Hittite Microwave Corp.	6,104	475,807
Inphi Corp.*	6,096	89,489
Integrated Device Technology, Inc.*	25,987	401,759
Integrated Silicon Solution, Inc.*	5,853	86,449
	Shares	Value ($)

International Rectifier Corp.*	13,907	388,005
Intersil Corp. "A"	25,019	374,034
IXYS Corp.	4,666	57,485
Kopin Corp.*	12,627	41,164
Lattice Semiconductor Corp.*	22,751	187,696
MA-COM Technology Solutions Holdings, Inc.*	2,340	52,603
MaxLinear, Inc. "A"*	5,421	54,589
Micrel, Inc.	8,694	98,068
Microsemi Corp.*	18,478	494,471
MKS Instruments, Inc.	10,420	325,521
Monolithic Power Systems, Inc.	7,513	318,176
Nanometrics, Inc.*	4,732	86,359
NVE Corp.*	927	51,532
OmniVision Technologies, Inc.*	10,928	240,197
PDF Solutions, Inc.*	5,940	126,047
Peregrine Semiconductor Corp.* (a)	5,252	36,029
Pericom Semiconductor Corp.*	4,408	39,848
Photronics, Inc.*	12,135	104,361
PLX Technology, Inc.*	7,915	51,210
PMC-Sierra, Inc.*	33,744	256,792
Power Integrations, Inc.	5,918	340,522
QuickLogic Corp.*	10,734	55,495
Rambus, Inc.*	22,072	315,630
RF Micro Devices, Inc.*	55,671	533,885
Rubicon Technology, Inc.* (a)	5,092	44,555
Rudolph Technologies, Inc.*	6,572	64,931
Semtech Corp.*	13,086	342,199
Silicon Image, Inc.*	15,312	77,172
Silicon Laboratories, Inc.*	8,454	416,360
Spansion, Inc. "A"*	11,748	247,530
Synaptics, Inc.* (a)	7,008	635,205
Tessera Technologies, Inc.	10,405	229,742
TriQuint Semiconductor, Inc.*	33,332	526,979
Ultra Clean Holdings, Inc.*	5,730	51,857
Ultratech, Inc.*	5,461	121,125
Veeco Instruments, Inc.*	7,746	288,616
Vitesse Semiconductor Corp.*	9,379	32,358
Xcerra Corp.*	9,380	85,358
		12,976,765
Software 3.9%
A10 Networks, Inc.*	2,477	32,944
ACI Worldwide, Inc.*	7,381	412,081
Actuate Corp.*	9,194	43,855
Advent Software, Inc.	10,017	326,254
American Software, Inc. "A"	4,688	46,317
Aspen Technology, Inc.*	17,913	831,163
AVG Technologies NV*	6,782	136,522
Barracuda Networks, Inc.* (a)	1,544	47,895
Blackbaud, Inc.	8,985	321,124
Bottomline Technologies de, Inc.*	7,655	229,038
BroadSoft, Inc.*	5,580	147,256
Callidus Software*	8,946	106,815
Cinedigm Corp. "A"*	14,893	37,084
CommVault Systems, Inc.*	9,181	451,430
Compuware Corp.	42,758	427,152
Comverse, Inc.*	4,362	116,378
Covisint Corp.*	1,420	6,901
Cyan, Inc.*	5,352	21,569
Digimarc Corp.	1,234	40,228
Ebix, Inc. (a)	6,044	86,490
Ellie Mae, Inc.* (a)	5,472	170,343
EnerNOC, Inc.*	5,196	98,464
	Shares	Value ($)

EPIQ Systems, Inc.	6,006	84,384
ePlus, Inc.*	1,015	59,073
Fair Isaac Corp.	6,669	425,216
FleetMatics Group PLC* (a)	7,266	234,982
Gigamon, Inc.* (a)	4,706	90,073
Glu Mobile, Inc.* (a)	17,501	87,505
Guidance Software, Inc.*	3,374	30,771
Guidewire Software, Inc.*	13,223	537,647
Imperva, Inc.*	4,304	112,679
Infoblox, Inc.*	10,486	137,891
Interactive Intelligence Group*	3,262	183,096
Jive Software, Inc.*	8,288	70,531
Kofax Ltd.*	14,436	124,150
Manhattan Associates, Inc.*	14,748	507,774
Mavenir Systems, Inc.*	1,881	28,497
Mentor Graphics Corp.	18,850	406,595
MicroStrategy, Inc. "A"*	1,766	248,335
Model N, Inc.*	3,754	41,482
Monotype Imaging Holdings, Inc.	7,696	216,796
NetScout Systems, Inc.*	7,090	314,371
Park City Group, Inc.*	1,860	20,255
Paycom Software, Inc.*	1,270	18,529
Pegasystems, Inc.	6,869	145,073
Progress Software Corp.*	10,000	240,400
Proofpoint, Inc.*	7,198	269,637
PROS Holdings, Inc.*	4,576	120,989
QAD, Inc. "A"	1,213	25,861
Qlik Technologies, Inc.*	17,406	393,724
Qualys, Inc.*	3,914	100,472
Rally Software Development Corp.*	4,840	52,708
RealPage, Inc.*	10,080	226,598
Rosetta Stone, Inc.*	4,138	40,221
Rubicon Project, Inc.*	1,540	19,774
Sapiens International Corp.*	4,779	38,232
Seachange International, Inc.*	6,507	52,121
Silver Spring Networks, Inc.* (a)	6,814	90,831
SS&C Technologies Holdings, Inc.*	13,253	586,048
Synchronoss Technologies, Inc.*	6,865	240,000
Take-Two Interactive Software, Inc.*	19,255	428,231
Tangoe, Inc.*	7,532	113,432
TeleCommunication Systems, Inc. "A"*	9,403	30,936
TeleNav, Inc.*	5,303	30,174
TiVo, Inc.*	22,360	288,668
Tyler Technologies, Inc.*	6,422	585,751
Ultimate Software Group, Inc.*	5,509	761,179
Varonis Systems, Inc.*	1,037	30,083
VASCO Data Security International, Inc.*	5,667	65,737
Verint Systems, Inc.*	10,487	514,387
Virnetx Holding Corp.* (a)	8,276	145,740
Vringo, Inc.* (a)	14,206	48,585
Zendesk, Inc.*	2,212	38,445
		13,841,972
Technology Hardware, Storage & Peripherals 0.5%
Cray, Inc.* (a)	7,931	210,965
Dot Hill Systems Corp.*	11,673	54,863
Eastman Kodak Co.*	3,434	84,030
Electronics for Imaging, Inc.*	9,064	409,693
Fusion-io, Inc.*	21,013	237,447
Immersion Corp.*	5,488	69,807
Intevac, Inc.*	4,652	37,263
	Shares	Value ($)

Nimble Storage, Inc.*	1,802	55,357
QLogic Corp.*	16,973	171,258
Quantum Corp.*	42,116	51,382
Silicon Graphics International Corp.* (a)	6,646	63,934
Super Micro Computer, Inc.*	6,715	169,688
Violin Memory, Inc.*	15,601	69,112
		1,684,799
Materials 5.0%
Chemicals 2.4%
A. Schulman, Inc.	5,678	219,739
Advanced Emissions Solutions, Inc.*	4,256	97,590
American Vanguard Corp.	5,594	73,953
Axiall Corp.	13,602	642,966
Balchem Corp.	5,937	317,986
Calgon Carbon Corp.*	10,362	231,383
Chase Corp.	1,320	45,065
Chemtura Corp.* (a)	18,688	488,317
Ferro Corp.*	13,951	175,225
Flotek Industries, Inc.* (a)	10,462	336,458
FutureFuel Corp.	4,315	71,586
H.B. Fuller Co.	9,742	468,590
Hawkins, Inc.	2,060	76,508
Innophos Holdings, Inc.	4,267	245,651
Innospec, Inc.	4,777	206,223
Intrepid Potash, Inc.* (a)	10,807	181,125
KMG Chemicals, Inc.	1,868	33,587
Koppers Holdings, Inc.	3,979	152,197
Kraton Performance Polymers, Inc.*	6,318	141,460
Kronos Worldwide, Inc.	4,070	63,777
Landec Corp.*	5,169	64,561
LSB Industries, Inc.*	3,759	156,637
Marrone Bio Innovations, Inc.*	2,201	25,576
Minerals Technologies, Inc.	6,707	439,845
Olin Corp. (a)	15,367	413,680
OM Group, Inc.	6,244	202,493
Omnova Solutions, Inc.*	9,210	83,719
PolyOne Corp.	18,308	771,499
Quaker Chemical Corp.	2,555	196,198
Rentech, Inc.*	44,243	114,589
Senomyx, Inc.*	8,273	71,561
Sensient Technologies Corp.	9,618	535,915
Stepan Co.	3,739	197,644
Taminco Corp.*	5,545	128,977
Trecora Resources*	3,844	45,513
Tredegar Corp.	4,895	114,592
Tronox Ltd. "A"	11,954	321,563
Zep, Inc.	4,537	80,123
		8,234,071
Construction Materials 0.2%
Headwaters, Inc.*	14,285	198,419
Texas Industries, Inc.* (a)	4,318	398,810
U.S. Concrete, Inc.*	2,762	68,359
United States Lime & Minerals, Inc.	377	24,430
		690,018
Containers & Packaging 0.4%
AEP Industries, Inc.*	840	29,291
Berry Plastics Group, Inc.*	17,500	451,500
Graphic Packaging Holding Co.*	63,605	744,178
Myers Industries, Inc.	5,373	107,944
	Shares	Value ($)

UFP Technologies, Inc.*	1,182	28,474
		1,361,387
Metals & Mining 1.3%
A.M. Castle & Co.*	3,669	40,506
AK Steel Holding Corp.* (a)	26,409	210,216
Allied Nevada Gold Corp.* (a)	20,655	77,663
Ampco-Pittsburgh Corp.	1,668	38,264
Century Aluminum Co.*	10,004	156,863
Coeur Mining, Inc.*	20,136	184,848
Commercial Metals Co.	22,911	396,589
Globe Specialty Metals, Inc.	12,419	258,067
Gold Resource Corp.	7,456	37,727
Handy & Harman Ltd.*	942	25,217
Haynes International, Inc.	2,413	136,552
Hecla Mining Co. (a)	66,469	229,318
Horsehead Holding Corp.*	9,866	180,153
Kaiser Aluminum Corp.	3,507	255,555
Materion Corp.	4,005	148,145
Molycorp, Inc.* (a)	35,422	91,035
Noranda Aluminum Holding Corp.	8,638	30,492
Olympic Steel, Inc.	1,750	43,313
RTI International Metals, Inc.*	5,973	158,822
Schnitzer Steel Industries, Inc. "A" (a)	5,086	132,592
Stillwater Mining Co.* (a)	23,307	409,038
SunCoke Energy, Inc.*	13,576	291,884
U.S. Silica Holdings, Inc.	10,458	579,792
Universal Stainless & Alloy Products, Inc.*	1,376	44,692
Walter Energy, Inc. (a)	12,811	69,820
Worthington Industries, Inc.	10,012	430,916
		4,658,079
Paper & Forest Products 0.7%
Boise Cascade Co.*	7,664	219,497
Clearwater Paper Corp.*	3,971	245,090
Deltic Timber Corp.	2,160	130,507
KapStone Paper & Packaging Corp.*	16,451	545,022
Louisiana-Pacific Corp.*	27,454	412,359
Neenah Paper, Inc.	3,249	172,684
P.H. Glatfelter Co.	8,375	222,189
Resolute Forest Products* (a)	12,682	212,804
Schweitzer-Mauduit International, Inc.	5,925	258,686
Wausau Paper Corp.	8,210	88,832
		2,507,670
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.7%
8x8, Inc.*	17,237	139,275
Atlantic Tele-Network, Inc.	1,827	105,966
Cbeyond, Inc.*	5,254	52,277
Cincinnati Bell, Inc.*	40,695	159,931
Cogent Communications Holdings, Inc.	9,068	313,299
Consolidated Communications Holdings, Inc. (a)	7,854	174,673
Enventis Corp.	2,747	43,513
FairPoint Communications, Inc.*	4,037	56,397
General Communication, Inc. "A"*	7,001	77,571
Globalstar, Inc.*	53,416	227,018
Hawaiian Telcom Holdco, Inc.*	2,028	58,021
IDT Corp. "B"	3,285	57,225
inContact, Inc.*	11,653	107,091
	Shares	Value ($)

Inteliquent, Inc.	6,291	87,256
Intelsat SA*	5,329	100,398
Iridium Communications, Inc.* (a)	15,678	132,636
Lumos Networks Corp.	3,664	53,018
magicJack VocalTec Ltd.* (a)	3,472	52,497
Orbcomm, Inc.*	8,589	56,602
Premiere Global Services, Inc.*	9,397	125,450
Vonage Holdings Corp.*	33,909	127,159
		2,307,273
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	4,508	30,790
NTELOS Holdings Corp.	3,297	41,081
RingCentral, Inc. "A"*	5,450	82,458
Shenandoah Telecommunications Co.	4,685	142,705
U.S.A. Mobility, Inc.	4,291	66,081
		363,115
Utilities 3.3%
Electric Utilities 1.4%
ALLETE, Inc.	8,248	423,535
Cleco Corp.	11,743	692,250
El Paso Electric Co.	7,845	315,448
Empire District Electric Co. (a)	8,422	216,277
IDACORP, Inc.	9,790	566,156
MGE Energy, Inc.	6,751	266,732
NRG Yield, Inc. "A" (a)	3,908	203,411
Otter Tail Corp.	7,100	215,059
PNM Resources, Inc.	15,497	454,527
Portland General Electric Co. (a)	15,219	527,643
UIL Holdings Corp.	11,002	425,887
Unitil Corp.	2,674	90,461
UNS Energy Corp.	8,115	490,227
		4,887,613
Gas Utilities 1.0%
Chesapeake Utilities Corp.	1,869	133,316
New Jersey Resources Corp.	8,198	468,598
Northwest Natural Gas Co. (a)	5,284	249,141
ONE Gas, Inc.	10,112	381,728
Piedmont Natural Gas Co., Inc. (a)	15,166	567,360
South Jersey Industries, Inc.	6,411	387,288
Southwest Gas Corp.	9,051	477,802
The Laclede Group, Inc.	6,384	309,943
WGL Holdings, Inc.	10,101	435,353
		3,410,529
Independent Power & Renewable Eletricity Producers 0.3%
Atlantic Power Corp. (a)	23,408	95,973
Dynegy, Inc.*	19,525	679,470
Ormat Technologies, Inc.	3,406	98,195
Pattern Energy Group, Inc.	7,682	254,351
		1,127,989
Multi-Utilities 0.4%
Avista Corp.	11,716	392,720
Black Hills Corp.	8,688	533,357
NorthWestern Corp.	7,589	396,070
		1,322,147
Water Utilities 0.2%
American States Water Co.	7,550	250,887
Artesian Resources Corp. "A"	1,483	33,338
California Water Service Group	9,310	225,302
Connecticut Water Service, Inc.	2,090	70,788
Middlesex Water Co.	3,152	66,759
	Shares	Value ($)

SJW Corp.	3,061	83,259
York Water Co.	2,451	51,030
		781,363
Total Common Stocks (Cost $249,928,578)		341,781,747

Rights 0.0%
Telecommunication Services 0.0%
Leap Wireless International, Inc.* (Cost $26,873)	10,664	26,873

Warrants 0.0%
Energy 0.0%
Magnum Hunter Resources Corp., Expiration Date 4/15/2016* (a)	3,420	6,376

Financials 0.0%
Tejon Ranch Co., Expiration Date 8/31/2016*	403	1,181
Total Warrants (Cost $2,752)		7,557

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.04%**, 10/2/2014 (b) (Cost $1,334,862)	1,335,000	1,334,862

	Shares	Value ($)

Securities Lending Collateral 17.5%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $61,425,863)	61,425,863	61,425,863

Cash Equivalents 1.9%
Central Cash Management Fund, 0.06% (c) (Cost $6,641,361)	6,641,361	6,641,361

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $319,360,289)†	117.2	411,218,263
Other Assets and Liabilities, Net	(17.2)	(60,289,580)
Net Assets	100.0	350,928,683

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $323,326,639. At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $87,891,624. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $107,144,405 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,252,781.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of all securities loaned at June 30, 2014 amounted to $59,863,493, which is 17.1% of net assets.

(b) At June 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2014, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	USD	9/19/2014	79	9,403,370	187,156

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$341,781,747	$—	$0	$341,781,747
Rights	—	—	26,873	26,873
Warrants	1,181	—	6,376	7,557
Government & Agency Obligations	—	1,334,862	—	1,334,862
Short-Term Investments (e)	68,067,224	—	—	68,067,224
Derivatives (f) Futures Contracts	187,156	—	—	187,156
Total	$410,037,308	$1,334,862	$33,249	$411,405,419

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $251,293,065) — including $59,863,493 of securities loaned	$343,151,039
Investment in Daily Assets Fund Institutional (cost $61,425,863)*	61,425,863
Investment in Central Cash Management Fund (cost $6,641,361)	6,641,361
Total investments in securities, at value (cost $319,360,289)	411,218,263
Cash	374,489
Receivable for investments sold	35,124,470
Receivable for Fund shares sold	106,874
Dividends receivable	358,278
Interest receivable	57,159
Receivable for variation margin on futures contracts	63,801
Other assets	2,533
Total assets	447,305,867
Liabilities
Payable upon return of securities loaned	61,425,863
Payable for investments purchased	34,461,069
Payable for Fund shares redeemed	253,349
Accrued management fee	84,107
Accrued Trustees' fees	1,425
Other accrued expenses and payables	151,371
Total liabilities	96,377,184
Net assets, at value	$350,928,683
Net Assets Consist of
Undistributed net investment income	1,746,931
Net unrealized appreciation (depreciation) on: Investments	91,857,974
Futures	187,156
Foreign currency	13
Accumulated net realized gain (loss)	12,191,973
Paid-in capital	244,944,636
Net assets, at value	$350,928,683
Class A Net Asset Value, offering and redemption price per share ($322,796,912 ÷ 18,929,351 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$17.05
Class B Net Asset Value, offering and redemption price per share ($28,131,771 ÷ 1,648,669 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$17.06

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,306)	$2,315,149
Interest	305
Income distributions — Central Cash Management Fund	2,480
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	310,210
Total income	2,628,144
Expenses: Management fee	590,576
Administration fee	168,736
Services to shareholders	3,387
Distribution service fee (Class B)	33,228
Record keeping fee (Class B)	209
Custodian fee	19,425
Professional fees	37,221
Reports to shareholders	32,121
Trustees' fees and expenses	7,957
Other	29,718
Total expenses before expense reductions	922,578
Expense reductions	(96,256)
Total expenses after expense reductions	826,322
Net investment income (loss)	1,801,822
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	15,730,446
Futures	573,951
Foreign currency	(4)
16,304,393
Change in net unrealized appreciation (depreciation) on: Investments	(7,302,664)
Futures	(104,583)
Foreign currency	13
(7,407,234)
Net gain (loss)	8,897,159
Net increase (decrease) in net assets resulting from operations	$10,698,981

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income (loss)	$1,801,822	$3,537,646
Net realized gain (loss)	16,304,393	33,732,429
Change in net unrealized appreciation (depreciation)	(7,407,234)	69,002,996
Net increase (decrease) in net assets resulting from operations	10,698,981	106,273,071
Distributions to shareholders from: Net investment income: Class A	(3,011,298)	(5,181,767)
Class B	(190,757)	(649,644)
Net realized gains: Class A	(17,149,421)	(12,456,476)
Class B	(1,452,843)	(1,826,741)
Total distributions	(21,804,319)	(20,114,628)
Fund share transactions: Class A Proceeds from shares sold	34,319,398	46,365,415
Reinvestment of distributions	20,160,719	17,638,243
Cost of shares redeemed	(31,388,896)	(64,690,808)
In-kind redemptions	—	(46,676,566)
Net increase (decrease) in net assets from Class A share transactions	23,091,221	(47,363,716)
Class B Proceeds from shares sold	3,006,177	2,558,345
Reinvestment of distributions	1,643,600	2,476,385
Payments for shares redeemed	(1,677,456)	(8,601,439)
In-kind redemptions	—	(20,534,236)
Net increase (decrease) in net assets from Class B share transactions	2,972,321	(24,100,945)
Increase (decrease) in net assets	14,958,204	14,693,782
Net assets at beginning of period	335,970,479	321,276,697
Net assets at end of period (including undistributed net investment income of $1,746,931 and $3,147,164, respectively)	$350,928,683	$335,970,479
Other Information
Class A Shares outstanding at beginning of period	17,517,574	20,638,404
Shares sold	1,994,847	2,970,719
Shares issued to shareholders in reinvestment of distributions	1,259,258	1,243,882
Shares redeemed	(1,842,328)	(4,231,936)
In-kind redemptions	—	(3,103,495)
Net increase (decrease) in Class A shares	1,411,777	(3,120,830)
Shares outstanding at end of period	18,929,351	17,517,574
Class B Shares outstanding at beginning of period	1,470,660	3,049,367
Shares sold	172,870	166,190
Shares issued to shareholders in reinvestment of distributions	102,533	174,516
Shares redeemed	(97,394)	(555,012)
In-kind redemptions	—	(1,364,401)
Net increase (decrease) in Class B shares	178,009	(1,578,707)
Shares outstanding at end of period	1,648,669	1,470,660

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/14 (Unaudited)		2013		2012		2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$17.69		$13.56		$11.77		$12.41	$9.90	$8.63
Income (loss) from investment operations: Net investment income (loss)a	.09		.18		.23		.12	.10	.10
Net realized and unrealized gain (loss)	.39		4.84		1.67		(.65)	2.51	1.93
Total from investment operations	.48		5.02		1.90		(.53)	2.61	2.03
Less distributions from: Net investment income	(.17)		(.26)		(.11)		(.11)	(.10)	(.16)
Net realized gains	(.95)		(.63)		(.00	)***	—	—	(.60)
Total distributions	(1.12)		(.89)		(.11)		(.11)	(.10)	(.76)
Net asset value, end of period	$17.05		$17.69		$13.56		$11.77	$12.41	$9.90
Total Return (%)b	3.11	**	38.64		16.25		(4.41)	26.39	26.57
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	323		310		280		256	285	258
Ratio of expenses before expense reductions (%)	.53	*	.54		.55		.52	.52	.56
Ratio of expenses after expense reductions (%)	.47	*	.46		.49		.50	.52	.50
Ratio of net investment income (loss) (%)	1.09	*	1.14		1.81		.94	.96	1.19
Portfolio turnover rate (%)	15	**	13	c	20		15	16	26
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended December 31,
Class B	Six Months Ended 6/30/14 (Unaudited)		2013		2012		2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$17.68		$13.55		$11.77		$12.40	$9.89	$8.62
Income (loss) from investment operations: Net investment income (loss)a	.07		.12		.20		.08	.08	.08
Net realized and unrealized gain (loss)	.38		4.86		1.66		(.64)	2.50	1.93
Total from investment operations	.45		4.98		1.86		(.56)	2.58	2.01
Less distributions from: Net investment income	(.12)		(.22)		(.08)		(.07)	(.07)	(.14)
Net realized gains	(.95)		(.63)		(.00	)***	—	—	(.60)
Total distributions	(1.07)		(.85)		(.08)		(.07)	(.07)	(.74)
Net asset value, end of period	$17.06		$17.68		$13.55		$11.77	$12.40	$9.89
Total Return (%)b	2.97	**	38.31		15.88		(4.58)	26.11	26.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28		26		41		41	50	45
Ratio of expenses before expense reductions (%)	.78	*	.79		.80		.77	.77	.81
Ratio of expenses after expense reductions (%)	.72	*	.70		.74		.75	.77	.75
Ratio of net investment income (loss) (%)	.85	*	.82		1.54		.69	.71	.93
Portfolio turnover rate (%)	15	**	13	c	20		15	16	26
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Investments VIT Funds (formerly DWS Investments VIT Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. Deutsche Small Cap Index VIP (formerly DWS Small Cap Index VIP) (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to in-kind redemptions, investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends received on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2014, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $7,201,000 to $9,403,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$187,156
The above derivative is located in the following Statement of Assets and Liabilities account:
(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$573,951
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(104,583)
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of investment securities (excluding short-term investments) aggregated $57,938,336 and $48,553,245, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate of 0.35%.

Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a sub-advisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Accordingly, for the six months ended June 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.35% of the Fund's average daily net assets.

For the period from January 1, 2014 through September 30, 2014, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.47%
Class B	.72%

For the six months ended June 30, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$88,343
Class B	7,913
$96,256

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $168,736, of which $28,377 is unpaid.

Distribution Service Agreement. DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2014, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2014
Class B	$33,228	$5,662

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2014
Class A	$509	$248
Class B	161	80
	$670	$328

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,709, of which $5,838 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2014, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $27,514.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2014.

F. Ownership of the Fund

At June 30, 2014, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, owning 44% and 14%. At June 30, 2014, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 52% and 12%, respectively.

G. In-Kind Redemptions

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2013, the Fund realized $15,226,983 of net gain attributable to in-kind redemptions.

H. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014 (Unaudited)
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/14	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,031.10	$1,029.70
Expenses Paid per $1,000*	$2.37	$3.62
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/14	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,022.46	$1,021.22
Expenses Paid per $1,000*	$2.36	$3.61

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche Small Cap Index VIP	.47%	.72%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Small Cap Index VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2013.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2013, all of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services.The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA's oversight of Fund sub-advisors, including NTI. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 2nd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds.. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI's fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Notes

DeAWM Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 621-1148
vit-scif-3 (R-028372-3 8/14)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 20, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2014